As filed with the Securities and Exchange Commission on January 22, 1999

                                                      Registration No. 33-____

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    [ ] Pre-Effective Amendment No.___ [ ] Post-Effective Amendment No.___

                 INVESCO COMBINATION STOCK & BOND FUNDS, INC.
   (formerly INVESCO Flexible Funds, Inc., formerly INVESCO Multiple Asset
                                 Funds, Inc.)

              (Exact Name of Registrant as Specified in Charter)

                             7800 E. Union Avenue
                            Denver, Colorado 80237
                   (Address of Principal Executive Offices)

                 P.O. Box 173706, Denver, Colorado 80217-3706
                              (Mailing Address)

                                (303) 930-6300
                (Registrant's Area Code and Telephone Number)

                             Glen A. Payne, Esq.
                             7800 E. Union Avenue
                            Denver, Colorado 80237
                   (Name and Address of Agent for Service)

                                  Copies to:
                             Susan M. Casey, Esq.
                            Anil D. Aggarwal, Esq.
                          Kirkpatrick & Lockhart LLP
                       1800 Massachusetts Avenue, N.W.
                                  2nd Floor
                         Washington, D.C. 20036-1800
                          Telephone: (202) 778-9036

      Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

      Title of securities being registered: Common stock, par value $0.01 per share.

      No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

      THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                 INVESCO COMBINATION STOCK & BOND FUNDS, INC.

                      CONTENTS OF REGISTRATION STATEMENT


This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus/Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits



INVESCO COMBINATION STOCK & BOND FUNDS, INC.
FORM N-14 CROSS REFERENCE SHEET

Part A Item No.                                                     Prospectus/Proxy
and Caption                                                         Statement Caption
-----------                                                         -----------------
1.       Beginning of Registration Statement and Outside Front      Cover Page
         Cover Page of Prospectus

2.       Beginning and Outside Back Cover Page of Prospectus        Table of Contents

3.       Synopsis Information and Risk Factors                      Synopsis; Comparison of Principal Risk Factors

4.       Information About the Transaction                          Synopsis; The Proposed Transaction

5.       Information About the Registrant                           Synopsis;  Comparison  of Principal  Risk Factors;
                                                                    Additional   Information  About  INVESCO  Balanced
                                                                    Fund;  Miscellaneous;  See also the Prospectus for
                                                                    INVESCO  Balanced  Fund,  dated  December 1, 1998,
                                                                    previously   filed  on  EDGAR,   Accession  Number
                                                                    0000913126-98-000020

6.       Information About the Company Being Acquired               Synopsis;  Comparison  of Principal  Risk Factors;
                                                                    Miscellaneous;   See  also  the   Prospectus   for
                                                                    INVESCO   Multi-Asset   Allocation   Fund,   dated
                                                                    December  1,  1998,  previously  filed  on  EDGAR,
                                                                    Accession Number 0000913126-98-000020

7.       Voting Information                                         Voting Information

8.       Interest of Certain Persons and Experts                    Not Applicable

9.       Additional Information Required for Re-offering by         Not Applicable
         Persons Deemed to be Underwriters





INVESCO COMBINATION STOCK & BOND FUNDS, INC.
FORM N-14 CROSS REFERENCE SHEET

Part B Item No.                                                     Statement of Additional
and Caption                                                         Information Caption
-----------                                                         -------------------

10.      Cover Page                                                 Cover Page

11.      Table of Contents                                          Not Applicable

12.      Additional Information About the Registrant                Statement  of  Additional  Information  of INVESCO
                                                                    Balanced Fund, dated December 1, 1998,  previously
                                                                    filed     on     EDGAR,      Accession      Number
                                                                    0000913126-98-000020

13.      Additional  Information  About the  Company  Being         Statement of Additional  Information  of INVESCO
         Acquired                                                   INVESCO   Multi-Asset   Allocation   Fund,   dated
                                                                    December  1,  1998,  previously  filed  on  EDGAR,
                                                                    Accession Number 0000913126-98-000020

14.      Financial Statements                                       Annual Report of INVESCO  Balanced Fund for Fiscal
                                                                    Year  Ended  July 31,  1998,  previously  filed on
                                                                    EDGAR,   Accession  Number   0000913126-98-000017;
                                                                    Annual  Report of INVESCO  Multi-Asset  Allocation
                                                                    Fund  for  Fiscal   Year  Ended  July  31,   1998,
                                                                    previously   filed  on  EDGAR,   Accession  Number
                                                                    0000913126-98-000017


PART C
------

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                 INVESCO COMBINATION STOCK & BOND FUNDS, INC.


                                    PART A

            INVESCO MULTI-ASSET ALLOCATION FUND (A SERIES OF INVESCO
                      COMBINATION STOCK & BOND FUNDS, INC.
     (FORMERLY INVESCO FLEXIBLE FUNDS, INC., FORMERLY INVESCO MULTIPLE ASSET
                                  FUNDS, INC.))

                                 March __, 1999

Dear INVESCO Multi-Asset Allocation Fund Shareholder:

      The attached proxy materials describe a proposal that INVESCO Multi-Asset Allocation Fund ("Multi-Asset Allocation Fund") reorganize and become part of INVESCO Balanced Fund ("Balanced Fund"). If the proposal is approved and implemented, each shareholder of Multi-Asset Allocation Fund will automatically become a shareholder of Balanced Fund.

      The attached proxy materials also describe other proposals to approve certain changes in the fundamental investment restrictions of Multi-Asset Allocation Fund (if the reorganization is not approved, or cannot be completed for some other reason), to approve certain changes in the Articles of
Incorporation, to elect directors, and to ratify the appointment of PricewaterhouseCoopers LLP as independent accountants of Multi-Asset Allocation Fund.

      YOUR BOARD RECOMMENDS A VOTE FOR ALL PROPOSALS. The board believes that combining the two Funds will benefit Multi-Asset Allocation Fund's shareholders by providing them with a portfolio that has an investment objective that is substantially identical to that of Multi-Asset Allocation Fund, that has a similar investment strategy and that, both before and after taking into account voluntary fee waivers and expense reimbursements, will have lower operating expenses as a percentage of net assets. If, however, the reorganization is not approved or cannot be completed for some other reason, you are also being asked to approve certain changes to the fundamental investment restrictions of Multi-Asset Allocation Fund that will update and streamline the restrictions. The attached proxy materials provide more information about the proposed reorganization and the two Funds, as well as the proposed changes in fundamental investment restrictions and the other matters you are being asked to vote upon.

      YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will permit Multi-Asset Allocation Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date and sign your proxy card and mail it in the enclosed return envelope today. As an alternative to using the paper proxy card to vote, you may vote by mail, by telephone, by facsimile, through the Internet, or in person.

                             Very truly yours,




                             Mark H. Williamson
                             President
                             INVESCO Multi-Asset Allocation Fund

[HEADLINE] WHAT YOU SHOULD KNOW ABOUT

THIS PROPOSED FUND MERGER

March 23, 1999

INVESCO AND THE FUND'S  BOARD OF  DIRECTORS  ENCOURAGE  YOU TO READ THE ENCLOSED

PROXY STATEMENT CAREFULLY. THE FOLLOWING IS A BRIEF OVERVIEW OF THE KEY ISSUE.



WHY IS MY FUND HOLDING A SPECIAL SHAREHOLDERS MEETING?

The main reason for the meeting is so that  shareholders of INVESCO  Multi-Asset

Allocation  Fund  can  decide  whether  or  not to  reorganize  their  fund.  If shareholders decide in favor of the proposal,  MULTI-ASSET  ALLOCATION FUND WILL

MERGE with another,  similar mutual fund managed by INVESCO, and you will become a shareholder of INVESCO BALANCED FUND.


Whether or not shareholders decide they wish to merge the Funds, there are other matters of  business to be  considered.  So, no matter how you choose to vote on the proposed  merger,  please do review all of the other  proposals  and vote on them as well.



WHAT ARE THE  ADVANTAGES  OF MERGING  THE FUNDS?

There are three key potential advantages:

o BALANCED FUND IS MANAGED BY SOME OF OUR MOST EXPERIENCED  PORTFOLIO  MANAGERS:

Charles P. Mayer and Peter M.  Lovell  (equities)  and Donovan J.  "Jerry"  Paul

(fixed-income  obligations).  The team's highly disciplined investment strategy,

combined with their expertise in stock and bond analysis, may result in stronger fund  performance  over  the  long-term  (although  of  course  this  cannot  be guaranteed).

o By combining the Funds, SHAREHOLDERS MAY ENJOY LOWER EXPENSE RATIOS over time.

Larger  funds  tend to enjoy  economies  of scale not  available  to funds  with smaller  assets  under  management.

o These LOWER COSTS MAY LEAD TO STRONGER  PERFORMANCE,  since total  return to a fund's shareholders is net of fund expenses. The potential benefits and possible disadvantages are explained in more detail in the enclosed proxy statement.



HOW ARE THESE TWO FUNDS ALIKE?

The  investment  goals of the Funds are basically the same:  They both seek high total return through capital  appreciation  and current income.  Each invests in more than one type of asset class. In general,  the Funds are subject to similar risks and offer similar opportunities for growth and income.  However, there are significant differences in investment strategy:

o  MULTI-ASSET  ALLOCATION  FUND  invests  in a  wider  variety  of  securities,

following a benchmark allocation model that includes foreign securities and Real

Estate Investment Trusts.  This extra level of diversification may temper market volatility  to an extent,  but may somewhat  limit  opportunities  for long-term growth.

o BALANCED FUND allocates  primarily between common stocks and debt obligations;

its managers enjoy a wide  flexibility in the type of assets they may select for the fund,  and are not  restricted to specific  percentage  allocations.  Equity managers focus on a stock's earnings growth potential;  fixed-income  securities are selected from a value orientation.



WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A MERGER?

A Closing  Date will be set for the  reorganization.  Shareholders  will receive full and  fractional  shares of  Balanced  Fund  equal in value to the shares of

Multi-Asset Allocation Fund that they owned on the Closing Date. The net asset value per share of Balanced Fund will not be affected by the transaction. So the reorganization will not result in a dilution of any shareholder's interest.



IF THE FUNDS MERGE,  WILL THERE BE TAX CONSEQUENCES FOR ME?

Unlike a  transaction  where you direct  INVESCO  to sell  shares of one fund in order to buy shares of another,  the  reorganization  WILL NOT BE  CONSIDERED  A

TAXABLE EVENT.  The Funds themselves will recognize no gains or losses on assets as a result of a reorganization.  So you will not have reportable  capital gains or losses due to the  reorganization.  However,  you should consult your own tax advisor regarding any possible effect a reorganization  might have on you, given your personal circumstances -- particularly regarding state and local taxes.



WHO WILL PAY FOR THIS REORGANIZATION?

The  expenses  of  the  reorganization,   including  legal  expenses,  printing,

packaging and postage, plus the costs of any supplementary solicitation, will be borne partly by INVESCO and partly by the two Funds.



WHAT DOES THE FUND'S BOARD OF DIRECTORS RECOMMEND?

The  Board  believes  you  should  vote in  favor  of the  reorganization.  More important,  though, the directors  recommend that you study the issues involved,

call us with any  questions,  and  vote  promptly  to  ensure  that a quorum  of

Multi-Asset  Allocation  Fund  shares are  represented  at this  Fund's  special shareholders meeting.



WHERE DO I GET MORE INFORMATION ABOUT INVESCO BALANCED FUND?

o Please  visit  our Web site at  WWW.INVESCO.COM

o Or call Investor Services toll-free at 1-800-646-8372

[BACK COVER] YOU SHOULD KNOW WHAT INVESCO KNOWS

At  INVESCO,  we've  built  a  global  reputation  on  professional   investment

management.  Some of the world's  largest  institutions  and more than a million individuals  rely on our  knowledgeable  investment  specialists  for  effective management of their  portfolios.  INVESCO  provides  investors  the  perspective gained from more than 65 years of helping  clients seek their  financial  goals.

The heart of INVESCO's business is to provide strong core mutual fund portfolios designed  as solid  foundations  for our  clients'  investments.  We draw on the resources of affiliates worldwide, so we have seasoned experts in the investment strategies  you want to pursue -- both for your core  investments  as well as to meet special needs. And we offer  award-winning  service to help you better take advantage of our investment expertise.  Call us to learn more about your choices at INVESCO.

            INVESCO MULTI-ASSET ALLOCATION FUND (A SERIES OF INVESCO
                      COMBINATION STOCK & BOND FUNDS, INC.
     (FORMERLY INVESCO FLEXIBLE FUNDS, INC., FORMERLY INVESCO MULTIPLE ASSET
                                  FUNDS, INC.))



                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                                  MAY 20, 1999



To The Shareholders:

      A special meeting of shareholders of the INVESCO Multi-Asset Allocation Fund ("Multi-Asset Allocation Fund"), a series of INVESCO Combination Stock & Bond Funds, Inc. ("Combination Stock & Bond Funds") (formerly INVESCO Flexible Funds, Inc., formerly INVESCO Multiple Asset Funds, Inc.), will be held on May 20, 1999, at 10:00 a.m., Mountain Time, at the office of INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado, for the following purposes:

      (1) To approve a Plan of Reorganization and Termination under which the INVESCO Balanced Fund ("Balanced Fund"), another series of Combination Stock & Bond Funds, would acquire all of the assets of Multi-Asset Allocation Fund in exchange solely for shares of Balanced Fund and the assumption by Balanced Fund of all of Multi-Asset Allocation Fund's liabilities, followed by the distribution of those shares to the shareholders of Multi-Asset Allocation Fund, all as described in the accompanying Prospectus/Proxy Statement;

      (2) To approve certain changes to the fundamental investment restrictions of Multi-Asset Allocation Fund;

      (3) To elect a board of directors of Combination Stock & Bond Funds;

      (4) To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Multi-Asset Allocation Fund; and

      (5) To transact such other business as may properly come before the meeting or any adjournment thereof.

      You are entitled to vote at the meeting and any adjournment thereof if you owned shares of the Multi-Asset Allocation Fund at the close of business on March 12, 1999. IF YOU ATTEND THE MEETING, YOU MAY VOTE YOUR SHARES IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PAID ENVELOPE.

                                                By order of the Board,


                                                Glen A. Payne
                                                Secretary




March ___, 1999
Denver, Colorado


--------------------------------------------------------------------------------
YOUR VOTE IS IMPORTANT
NO MATTER HOW MANY SHARES YOU OWN

      Please indicate your voting instructions on the enclosed proxy card, sign and date the card, and return it in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSALS DESCRIBED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly. As an alternative to using the paper proxy card to vote, you may vote by mail, telephone, through the Internet, by facsimile machine, or in person. To vote by telephone, please call the toll-free number listed on the enclosed proxy card(s). Shares that are registered in your name, as well as shares held in "street name" through a broker, may be voted via the Internet or by telephone. To vote in this manner, you will need the 12-digit "control" number(s) that appear on your proxy card(s). To vote via the Internet, please access www.____.com on the World Wide Web. In addition, shares that are registered in your name may be voted by faxing your completed proxy card(s) to 1-800-_______. If we do not receive your completed proxy cards after several weeks, you may be contacted by our proxy solicitor, [name of proxy solicitor company]. Our proxy solicitor will remind you to vote your shares or will record your vote over the phone if you choose to vote in that manner. You may also call [name of proxy solicitor company] directly at [1-800-_______, extension ___,] and vote by phone.

Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.
--------------------------------------------------------------------------------

                MULTI-ASSET ALLOCATION FUND (A SERIES OF INVESCO
                      COMBINATION STOCK & BOND FUNDS, INC.
     (FORMERLY INVESCO FLEXIBLE FUNDS, INC., FORMERLY INVESCO MULTIPLE ASSET
                                  FUNDS, INC.))

                             7800 EAST UNION AVENUE
                             DENVER, COLORADO 80237
                           (TOLL FREE) 1-800-646-8372


                           PROSPECTUS/PROXY STATEMENT
                                 MARCH __, 1999



      This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of the INVESCO Multi-Asset Allocation Fund ("Multi-Asset Allocation Fund"), a series of INVESCO Combination Stock & Bond Funds, Inc. (formerly
INVESCO Flexible Funds, Inc., formerly INVESCO Multiple Asset Funds, Inc.) ("Combination Stock & Bond Funds"), in connection with the solicitation of proxies by its Board for use at a special meeting of its shareholders to be held on May 20, 1999, at 10:00 a.m., Mountain Time, and at any adjournment of the meeting, if the meeting is adjourned for any reason.

      As more fully described in this Proxy Statement, one of the main purposes of the meeting is to vote on a proposed reorganization. In the reorganization, the INVESCO Balanced Fund ("Balanced Fund"), another series of Combination Stock & Bond Funds, would acquire all of the assets of Multi-Asset Allocation Fund in exchange solely for shares of Balanced Fund and the assumption by Balanced Fund of all of the liabilities of Multi-Asset Allocation Fund. Those shares of Balanced Fund would then be distributed to the shareholders of Multi-Asset Allocation Fund, so that each shareholder of Multi-Asset Allocation Fund would receive a number of full and fractional shares of Balanced Fund having an aggregate value that, on the effective date of the reorganization, is equal to the aggregate net asset value of the shareholder's shares of Multi-Asset
Allocation Fund. As soon as practicable following the distribution of shares, Multi-Asset Allocation Fund will be terminated.

      Balanced Fund is a diversified series of Combination Stock & Bond Funds, which is an open-end management investment company. Balanced Fund's investment objective is to achieve a high total return on investment through capital appreciation and current income.

      This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the reorganization and Balanced Fund that a shareholder should know before voting on the reorganization. A Statement of Additional Information, dated March __, 1999, relating to the reorganization and including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference (that is, the Statement of Additional Information is legally a part of this Proxy Statement). A Prospectus and a Statement of Additional Information for Balanced Fund, each dated December 1, 1998, and Balanced Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1998, have been filed with the SEC and are incorporated herein by reference. A Prospectus and a Statement of

Additional Information for Multi-Asset Allocation Fund, each dated January 1, 1999, have been filed with the SEC and also are incorporated herein by this reference. A copy of Balanced Fund's Prospectus and Annual Report accompany this Proxy Statement. Copies of the other referenced documents, as well as Multi-Asset Allocation Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1998, may be obtained without charge, and further inquiries may be made, by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706, or by calling toll-free 1-800-646-8372.

      The SEC maintains a website (http://www.sec.gov) that contains the Statements of Additional Information and other material incorporated by reference, together with other information regarding INVESCO Balanced Fund and INVESCO Multi-Asset Allocation Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE INVESCO BALANCED FUND OR DETERMINED WHETHER THIS PROXY STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              TABLE OF CONTENTS


VOTING INFORMATION...........................................................1

PART I:  THE REORGANIZATION..................................................3

PROPOSAL 1. To approve a Plan of Reorganization and Termination under which Balanced Fund would acquire all of the assets of
Multi-Asset Allocation Fund in exchange solely for shares of
Balanced Fund and the assumption by Balanced Fund of all of
Multi-Asset Allocation Fund's liabilities followed by the
distribution of those shares to the shareholders of Multi-Asset
Allocation Fund..............................................................3

Synopsis.....................................................................3
Comparison of Principal Risk Factors........................................12
The Proposed Transaction....................................................15

PART II.  PROPOSED ROUTINE ORGANIZATIONAL MATTERS AND
MODIFICATIONS TO FUNDAMENTAL INVESTMENT LIMITATIONS.........................20

PROPOSAL  2. To approve amendments to the fundamental investment restrictions of Multi-Asset Allocation Fund..............................................20

   a. Modification of fundamental restriction on issuer diversification.....21
   b. Modification of fundamental restriction on borrowing..................21
   c. Modification of fundamental restriction on industry concentration.....23
   d. Modification of fundamental restriction on real estate investment.....23
   e. Modification of fundamental restriction on investing in commodities...24
   f. Modification of fundamental restriction on loans......................24
   g. Modification of fundamental restriction on underwriting...............25
   h. Modification of fundamental policy on investing in another investment company and adoption of non-fundamental policy regarding investing in securities issued by other investment companies..........................26
   i. Adoption of fundamental restriction on the issuance of senior securities...............................................................26


PROPOSAL  3.  To elect the Board of Directors of Combination Stock & Bond
      Funds.................................................................27

PROPOSAL  4.  To ratify the selection of PricewaterhouseCoopers LLP as
Independent Accountants of Multi-Asset Allocation Fund......................33

OTHER BUSINESS..............................................................34

INFORMATION CONCERNING ADVISER, SUB-ADVISER, DISTRIBUTOR AND AFFILIATED
COMPANIES...................................................................34

MISCELLANEOUS...............................................................35

Available Information.......................................................35
Legal Matters...............................................................35
Experts.....................................................................35

APPENDIX A: PLAN OF REORGANIZATION
      AND TERMINATION......................................................A-1

APPENDIX B: PRINCIPAL SHAREHOLDERS.........................................B-1

                MULTI-ASSET ALLOCATION FUND (A SERIES OF INVESCO
                      COMBINATION STOCK & BOND FUNDS, INC.
     (FORMERLY INVESCO FLEXIBLE FUNDS, INC., FORMERLY INVESCO MULTIPLE ASSET
                                  FUNDS, INC.))
                                   -----------

                           PROSPECTUS/PROXY STATEMENT

                         SPECIAL MEETING OF SHAREHOLDERS
                                  MAY 20, 1999

                                   -----------

                               VOTING INFORMATION

      This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of the INVESCO Multi-Asset Allocation Fund ("Multi-Asset Allocation Fund"), a series of INVESCO Combination Stock & Bond Funds, Inc. (formerly
INVESCO Flexible Funds, Inc., formerly INVESCO Multiple Asset Funds, Inc.) ("Combination Stock & Bond Funds"), in connection with the solicitation of proxies from Multi-Asset Allocation Fund shareholders by the board of directors of Combination Stock & Bond Funds ("Board") for use at a special meeting of shareholders to be held on May 20, 1999 ("Meeting"), and at any adjournment of the Meeting. This Proxy Statement will first be mailed to shareholders on or about March 23, 1999.

      One-third of Multi-Asset Allocation Fund's shares outstanding on March 12, 1999, represented in person or by proxy, shall constitute a quorum and must be present for the transaction of business at the Meeting. If a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve one or more of the proposals are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR any proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST a proposal against such adjournment. A shareholder vote may be taken on one or more of the proposals in this Proxy Statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

      Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present or outstanding. Abstentions and broker non-votes will not be counted, however, as votes cast for purposes of determining whether sufficient votes have been received to approve a proposal.

      The individuals named as proxies on the enclosed proxy card will vote in accordance with your directions as indicated on the proxy card, if your proxy card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If you sign, date and return the proxy card, but give no voting instructions, your shares will be voted in favor of approval of each of the proposals and the duly appointed proxies may, in their discretion, vote upon such other matters as may come before the Meeting. The proxy card may be revoked by giving another proxy or by letter or telegram revoking the initial proxy. To be effective, revocation must be received by Combination Stock & Bond Funds prior to the Meeting and must indicate your name and account number. If you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

      In order to reduce costs, the notices to a shareholder having more than one account in Multi-Asset Allocation Fund listed under the same Social Security number at a single address have been combined. The proxy cards have been coded so that a shareholder's votes will be counted for each such account.

      As of March 12, 1999 ("Record Date"), Multi-Asset Allocation Fund had _______ shares of common stock outstanding. The solicitation of proxies, the cost of which will be borne half by INVESCO Funds Group, Inc. ("INVESCO"), the investment adviser and transfer agent of Multi-Asset Allocation Fund, and half by INVESCO Balanced Fund ("Balanced Fund"), another series of Combination Stock & Bond Funds, and Multi-Asset Allocation Fund, will be made primarily by mail but also may be made by telephone or oral communications by representatives of INVESCO and INVESCO Distributors, Inc. ("IDI"), the distributor of the INVESCO group of investment companies ("INVESCO Funds"), who will not receive any compensation for these activities from either Multi-Asset Allocation Fund or Balanced Fund, or by [name of proxy solicitor company], professional proxy solicitors, who will be paid fees and expenses of up to approximately $_______ for soliciting services. If votes are recorded by telephone, [name of proxy solicitor company] will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. You may also vote by mail, by facsimile or through a secure Internet site. Proxies voted by telephone, facsimile or Internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

      Except as set forth in Appendix B, INVESCO does not know of any person who owns beneficially 5% or more of the shares of Multi-Asset Allocation Fund or Balanced Fund (each a "Fund"). Directors and officers of Combination Stock & Bond Funds own in the aggregate less than 1% of the shares of Multi-Asset Allocation Fund.

      VOTE REQUIRED. Approval of Proposal 1 requires the affirmative vote of a majority of the outstanding voting securities of Multi-Asset Allocation Fund. Approval of Proposal 2 requires the affirmative vote of a "majority of the outstanding voting securities" of Multi-Asset Allocation Fund, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). This means that Proposal 2 must be approved by the lesser of (1) 67% of Multi-Asset Allocation Fund's shares present at a meeting of shareholders if the owners of more than 50% of Multi-Asset Allocation Fund's shares then outstanding are present in person or by proxy or (2) more than 50% of Multi-Asset Allocation Fund's outstanding shares. A plurality of the votes cast at the Meeting, and at the concurrent meeting of the shareholders of Balanced Fund, taken in the aggregate, is sufficient to approve Proposal 3. Approval of Proposal 4 requires the affirmative vote of a majority of the votes present at the Meeting, provided a quorum is present. Each outstanding full share of Multi-Asset Allocation Fund is entitled to one vote, and each outstanding fractional share thereof is entitled to a proportionate fractional share of one vote. If any Proposal is not approved by the requisite vote of shareholders of Multi-Asset Allocation Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.

PART I:  THE REORGANIZATION

            PROPOSAL 1. TO APPROVE A PLAN OF REORGANIZATION AND TERMINATION UNDER WHICH BALANCED FUND WOULD ACQUIRE ALL OF THE ASSETS OF
            MULTI-ASSET ALLOCATION FUND IN EXCHANGE SOLELY FOR SHARES OF BALANCED FUND AND THE ASSUMPTION BY BALANCED FUND OF ALL OF MULTI-ASSET ALLOCATION FUND'S LIABILITIES FOLLOWED BY THE DISTRIBUTION OF THOSE SHARES TO THE SHAREHOLDERS OF MULTI-ASSET ALLOCATION FUND

                                   SYNOPSIS

      The following is a summary of certain information contained elsewhere in this Proxy Statement, the Prospectus and Statement of Additional Information of Balanced Fund (which are incorporated herein by reference), the Prospectus and Statement of Additional Information of Multi-Asset Allocation Fund (which are incorporated herein by reference), and the Reorganization Plan (which is attached as Appendix A to this Proxy Statement). As discussed more fully below, the Board believes that the Reorganization will benefit Multi-Asset Allocation Fund's shareholders. The Funds have the same investment objective and similar investment policies. To achieve their investment objective, the Funds employ different investment strategies. It is anticipated that, following the Reorganization, the total operating expenses for the combined Fund, both before and after taking into account voluntary fee waivers and expense reimbursements, will be lower as a percentage of net assets than those of Multi-Asset Allocation Fund.

THE PROPOSED REORGANIZATION

      The Board considered and approved the Reorganization Plan at a meeting held on [February 3], 1999. The Reorganization Plan provides for the acquisition of all the assets of Multi-Asset Allocation Fund by Balanced Fund, in exchange solely for shares of common stock of Balanced Fund and the assumption by Balanced Fund of all the liabilities of Multi-Asset Allocation Fund. Multi-Asset Allocation Fund then will distribute those shares of Balanced Fund to its shareholders, so that each Multi-Asset Allocation Fund shareholder will receive the number of full and fractional shares that is equal in value to the value of the shareholder's holdings in Multi-Asset Allocation Fund as of the day the Reorganization is completed. Multi-Asset Allocation Fund will be terminated as soon as practicable thereafter.

      The Reorganization will occur as of the close of business on June 11, 1999, or at a later date when the conditions to the closing are satisfied ("Closing Date").

      For the reasons set forth below under "The Proposed Transaction -- Reasons for the Reorganization," the Board, including its directors who are not "interested persons," as that term is defined in the 1940 Act, of Combination Stock & Bond Funds ("Independent Directors"), has determined that the Reorganization is in the best interests of Multi-Asset Allocation Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Multi-Asset Allocation Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends approval of the transaction. In addition, the Board, including its Independent Directors, has determined that the Reorganization is in the best interests of Balanced Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Balanced Fund's shareholders will not be diluted as a result of the Reorganization.

COMPARATIVE FEE TABLE

      Certain fees and expenses that Multi-Asset Allocation Fund's shareholders pay, directly or indirectly, are slightly higher than those incurred by Balanced Fund's shareholders, although neither Fund's shares are subject to any shareholder transaction expenses, I.E., there are no sales charges on shares purchased or deferred sales charges for shares redeemed. The following tables show (1) fees currently incurred by shareholders of each Fund and fees that each shareholder will incur after giving effect to the Reorganization, and (2) the current fees and expenses incurred for the fiscal year ended July 31, 1998 by each Fund and PRO FORMA fees for Balanced Fund after giving effect to the Reorganization.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   Multi-asset
                                 Balanced Fund   Allocation Fund  Combined Fund
                                 -------------   ---------------  -------------
Sales charge (load) on                None            None            None
purchases of shares
Sales charge (load) on                None            None            None
reinvested dividends
Redemption fee or deferred            None            None            None
sales charge (load)


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average daily net assets)

                                                 Multi-asset     Combined Fund
                               Balanced Fund   Allocation Fund    (Pro Forma)
                               -------------   ---------------    -----------
Management Fees                    0.60%             0.75%          0.60%
Distribution (12b-1) fees*         0.25%             0.25%          0.25%
Other Expenses                     0.37% (1)(2)      0.92% (1)(2)   0.38%
Total Fund Operating Expenses      1.22% (1)(2)      1.92% (1)(2)   1.23%
                                   ======            ======         =====

* Because each Fund pays distribution fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(1)Certain expenses of Multi-Asset Allocation Fund are being voluntarily absorbed by INVESCO and INVESCO Management & Research, Inc. ("IMR"). Accordingly, the "Other Expenses" and "Total Fund Operating Expenses" paid by Multi-Asset Allocation Fund were 0.54% and 1.54%, respectively. INVESCO and IMR do not intend to continue absorbing the expenses of Multi-Asset Allocation Fund. INVESCO will, however, continue to absorb the expenses of Balanced Fund for a period of at least one year, so that Total Fund Operating Expenses will not exceed 1.25%. Thus, if the Reorganization is not approved, Multi-Asset Allocation Fund's Other Expenses and Total Fund Operating Expenses will likely increase.

(2)Each Fund's actual Total Fund Operating Expenses were lower than the figures shown, because custodian fees for Multi-Asset Allocation Fund and custodian transfer agency and distribution fees for Balanced Fund were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown above DO NOT reflect these reductions.

EXAMPLE OF EFFECT ON FUND EXPENSES

      This Example is intended to help you compare the cost of investing in Multi-Asset Allocation Fund with the cost of investing in Balanced Fund and the cost of investing in Balanced Fund assuming the Reorganization has been completed.

      The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                     ONE YEAR        THREE YEARS   FIVE YEARS   TEN YEARS
                     --------        -----------   ----------   ---------
Balanced Fund            $125           $389       $   674       $1,484
Multi-Asset              $197           $608       $ 1,046       $2,259
Allocation Fund
Combined Fund            $126           $393       $   679       $1,495

---------------------

      THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND EACH FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The actual expenses of each Fund will depend upon, among other things, the level of its average net assets and the extent to which it incurs variable expenses, such as transfer agency costs.

FORMS OF ORGANIZATION

      Each Fund is a separate series of Combination Stock & Bond Funds, a no-load, open-end, diversified management investment company that was organized as a Maryland corporation on August 19, 1993. Combination Stock & Bond Funds' Articles of Incorporation authorize the directors to issue up to 1,600,000,000 shares, par value $0.01 per share. Of the authorized shares of Combination Stock & Bond Funds, 100,000,000 have been allocated to Balanced Fund and 100,000,000 have been allocated to Multi-Asset Allocation Fund. Neither Balanced Fund nor Multi-Asset Allocation Fund is required to (nor do they) hold annual shareholder meetings. Neither Multi-Asset Allocation Fund nor Balanced Fund issues share certificates.

INVESTMENT ADVISER

      INVESCO is the investment adviser to each Fund. In this capacity, INVESCO supervises all aspects of each Fund's operations and makes and implements all investment decisions for Balanced Fund. IMR is the sub-adviser of Multi-Asset Allocation Fund and is primarily responsible for managing that Fund's investments.

      INVESCO is currently paid (1) by Multi-Asset Allocation Fund a monthly management fee computed at the annual rate of 0.75% on the first $500 million of the Fund's average net assets, 0.65% on the next $500 million of such assets, and 0.50% on such assets over $1 billion and (2) by Balanced Fund a monthly management fee computed at the annual rate of 0.60% on the first $350 million of the Fund's average net assets, 0.55% on the next $350 million of such assets, and 0.50% on such assets over $700 million. For the fiscal year ended July 31, 1998, Multi-Asset Allocation Fund and Balanced Fund paid an investment management fee of 0.75% and 0.60%, respectively, of its average daily net assets. Following the Reorganization, the initial management fee for the combined Fund is expected to be 0.60% of average net assets, although this fee will decrease in accordance with the fee schedule for Balanced Fund described above if the assets of the combined Fund increase. With respect to Multi-Asset Allocation Fund, INVESCO (not the Fund) pays IMR a monthly fee of one-third of the advisory fee (0.25% on the first $500 million of the Fund's average net assets, 0.2166% on the next $500 million of such assets, and 0.1667% on such assets over $1 billion).

      Following the Reorganization, INVESCO, in its capacity as investment adviser to Balanced Fund, will have sole responsibility for managing the Funds' combined assets.

INVESTMENT OBJECTIVES AND POLICIES

      The investment objective, strategies, and policies of each Fund are set forth below. Balanced Fund and Multi-Asset Allocation Fund have the same investment objective in that each Fund seeks to achieve a high total return on investment through capital appreciation and current income. The Funds have substantially similar investment policies. The investment strategies used by Balanced Fund and Multi-Asset Allocation Fund, however, differ in the method of allocation of assets among securities. There can be no assurance that either Fund will achieve its investment objective.

      BALANCED FUND. The Fund pursues its investment objective by normally investing 50% to 70% of its total assets in common stocks and the remainder in fixed-income securities, including cash reserves. At least 25% of the Fund's assets will be invested in fixed-income securities issued by the U.S. government, its agencies and instrumentalities, or in investment grade corporate bonds. This approach is designed to cushion a shareholder's investment from the volatility typically associated with mutual funds that invest primarily in common stocks. With respect to the equity holdings, the Fund looks for companies with better-than-average earnings growth potential, as well as companies within industries that the Fund has identified as well-positioned for the current and expected economic climate. The Fund also considers dividend payout records. The Fund may also take positions in securities traded on regional or foreign exchanges. In addition to common stocks, the Fund also may hold preferred stocks and securities convertible into common stock. With respect to the fixed-income portion of the holdings, the Fund selects only obligations of the U.S. government, its agencies and instrumentalities, or investment grade corporate bonds. Obligations issued by U.S. government agencies or instrumentalities may include some supported only by the credit of the issuer rather than by the full faith and credit of the U.S. government. The Fund may hold debt securities of any maturity (from less than one year up to 30 years), with the average maturity varying depending upon economic and market conditions. The Fund may also hold cash and cash equivalent securities as cash reserves.

      MULTI-ASSET ALLOCATION FUND. The Fund pursues its investment objective by allocating its assets among six asset classes: stocks of large-capitalization companies; stocks of small-capitalization companies; equity real estate securities, primarily real estate investment trusts; international equity securities; fixed-income securities; and cash securities. The Fund may allocate its assets among these six classes within specified ranges. Current allocations are based on the Fund's projections of investment returns for each class. The Fund's "benchmark mix" of assets represents the expected allocation when the projected returns for all six classes are normal relative to the others based on historical investment returns. If the Fund believes the return for a particular class will be higher than normal relative to the others, the Fund invests in that class more heavily than the benchmark suggests. Conversely, if the Fund estimates a lower-than-normal return for a particular class relative to the others, it is underweighted relative to the benchmark mix. The historical performance of each class is measured by using a comparative index of securities for the class.

The Fund's six asset classes, investment ranges, benchmark mix and comparative indices are set forth below:

                        Percentage of
Asset Class                Fund's           Benchmark Mix     Comparative Index
                        Total Assets
--------------------------------------------------------------------------------
Large-cap stocks            0-70%                35%               S&P 500
Small-cap stocks            0-30%                10%            Russell 2000
Real estate equity          0-30%                10%            NAREIT Equity
securities                                                       REIT Index
International stocks        0-25%                10%              MSCI-EAFE
Fixed-income                0-50%                25%           Lehman Brothers
                                                               Aggregate Bond
Cash securities             0-30%                10%           90-day T-bills

      INVESCO and IMR regularly review the Fund's investment allocations and will vary the amount invested in each class within the ranges set forth above depending upon their assessment of business, economic and market conditions. However, the Fund does not attempt to "time" the various markets or make sudden, major shifts in weightings. Any allocation adjustments are made gradually and in accordance with the Fund's objective of seeking a high total return. While the percentage of the Fund's assets invested in each class will vary from time to time, the Fund does not anticipate altering the benchmark mix. The Fund does, however, upon notice to shareholders, reserve the right to add or delete asset classes and to adjust the percentage of each class in the benchmark mix accordingly.

      In managing the equity portions of Multi-Asset Allocation Fund's portfolio (large-cap stocks, small-cap stocks, equity real estate securities and international stocks), INVESCO and IMR apply a combination of quantitative strategies and traditional stock selection methods to a broad universe of stocks in order to uncover attractive values. Typically, common stocks and, to a lesser degree, preferred stocks and securities convertible into common stocks, will be examined quantitatively for their exposure to certain factors that INVESCO and IMR believe are helpful in selecting equities that can be expected to show superior future performance. These factors include earnings-to-price ratio, book value-to-price ratio, earnings estimate revision momentum, relative market strength compared to competitors, inventory/sales trend and financial leverage. A stock's expected return is estimated based on these factors and estimated trading costs. Next a computer optimization process suggests a portfolio that seeks to maximize expected return at a controlled level of risk. Traditional fundamental analysis is then employed to make the final selection of holdings.

      Large-cap stock holdings are selected from the 1,000 largest publicly traded U.S. companies. Size is determined by measuring a firm's market capitalization - the market value of all of a company's equity securities. These securities are traded principally on U.S. national stock exchanges but also may be traded on regional stock exchanges or in the over-the-counter market. Large-cap stocks may offer higher dividends than the stocks of smaller-cap firms. Multi-Asset Allocation Fund seeks its small-cap holdings from companies having market capitalizations smaller than the 1,000 largest publicly traded U.S. companies. These small-cap stocks typically pay no or only minimal dividends and may involve greater risks than securities of larger, more established companies. However, because of their long-term prospects, they may offer the potential for greater price appreciation. Multi-Asset Allocation Fund focuses its real estate investments on equity real estate investment trusts (REITs) but may also invest in real estate development and real estate operating companies, as well as other real estate-related businesses. Equity REITs are trusts that sell shares to investors and invest the proceeds in real estate.

      For the fixed-income portion of the holdings, Multi-Asset Allocation Fund selects only obligations of the U.S. government, its agencies and instrumentalities, or investment grade corporate bonds. These securities tend to offer lower income than bonds of lower quality but are more shielded from credit risk. Obligations issued by government agencies or instrumentalities may include some supported only by the credit of the issuer rather than backed by the full faith and credit of the U.S. government.

      OTHER POLICIES OF BOTH FUNDS. The Funds have similar investment policies. Each Fund may invest up to 25% of its total assets directly in foreign equity or corporate debt securities. Up to 15% of each Fund's net assets may be invested in illiquid securities, including securities with restrictions on resale or securities that are not readily marketable. Each Fund may also commit up to 10% of its total assets to the purchase and sale of securities on a when-issued or delayed delivery basis - that is, with settlement taking place in the future. Each Fund may invest money, for as short a time as overnight, using repurchase agreements entered into with member banks of the Federal Reserve System, registered broker-dealers and registered U.S. government securities dealers that are deemed creditworthy under standards established by the Board. Multi-Asset Allocation Fund may invest in stripped mortgage or asset-backed securities, in which the principal and interest payments on the underlying pool of loans are separated or "stripped" to create two classes of securities.

      Each Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks or other financial institutions, on a fully collateralized basis. In order to hedge its portfolio, each Fund may purchase and write options on securities (including index options and options on foreign securities) and may invest in futures contracts for the purchase or sale of foreign currencies, fixed-income securities and instruments based on financial indices, options on such futures contracts and forward contracts.

      When business, market, or economic conditions warrant, each Fund may assume a defensive position by temporarily investing up to 100% of its assets in U.S. government and agency securities, investment grade corporate bonds or cash securities, such as domestic certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements, in an attempt to protect principal value until conditions stabilize.

OPERATIONS OF BALANCED FUND FOLLOWING THE REORGANIZATION

      As indicated above, the Funds have the same investment objective and, although they have different investment strategies, the investment policies of the two Funds are similar. Although Multi-Asset Allocation Fund intends to invest within asset classes at certain benchmark levels, Balanced Fund does not have any such prescribed guidelines for investment within its allocation of total assets between common stocks and fixed-income securities. Multi-Asset Allocation Fund also invests a greater proportion of its assets in fixed income and cash securities based upon its current benchmarks. Based on its review of the investment portfolios of each Fund, INVESCO believes that most of the assets held by Multi-Asset Allocation Fund will be consistent with the investment policies of Balanced Fund and thus can be transferred to and held by Balanced Fund if the Reorganization is approved. If the Reorganization Plan is approved, however, and Multi-Asset Allocation Fund has assets that are not consistent with Balanced Fund's investment policies, Multi-Asset Allocation Fund will sell any such assets prior to the Reorganization. The proceeds of such sales will be held in temporary investments or reinvested in assets that qualify to be held by Balanced Fund. The possible need for Multi-Asset Allocation Fund to dispose of assets prior to the Reorganization could result in selling securities at a disadvantageous time and could result in Multi-Asset Allocation Fund's realizing losses that would not otherwise have been realized. Alternatively, these sales could result in Multi-Asset Allocation Fund's realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganization.

      Currently, INVESCO serves as investment adviser to both Funds and IMR serves as sub-adviser to Multi-Asset Allocation Fund. After the Reorganization, INVESCO, in its capacity as investment adviser to Balanced Fund, will have sole responsibility for managing the Funds' combined assets. In addition, the directors and officers of Balanced Fund, its distributor and other outside agents will continue to serve Balanced Fund in their current capacities.

PURCHASES AND REDEMPTIONS

      PURCHASES. Shares of each Fund may be purchased by wire, telephone, mail or direct payroll purchase. The shares of each Fund are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. The NAV per share for each Fund is computed separately and is determined once each day that the New York Stock Exchange is open, as of the close of regular trading ("Business Day"), but may also be computed at other times. For a more complete discussion of share purchases, see "How to Buy Shares" in either the Balanced Fund Prospectus or the Multi-Asset Allocation Fund Prospectus.

      REDEMPTIONS. Shares of each Fund may be redeemed by telephone, by mail, by exchange, by periodic withdrawal plan, or by payment to a third party. Such redemptions are made at the NAV per share next determined after a request in proper form is received at the Fund's office. Normally, payment of redemption proceeds will be mailed within seven days following receipt of the required documents. For a more complete discussion of share redemption procedures, see "How to Sell Shares" in either the Balanced Fund Prospectus or the Multi-Asset Allocation Fund Prospectus.

      [Multi-Asset Allocation Fund shares will no longer be available for purchase beginning on the Business Day following the date on which the Reorganization is approved and all contingencies have been met. Redemptions of Multi-Asset Allocation Fund's shares may be effected through the Closing Date.]

EXCHANGES

      Shares of the Funds are exchangeable for shares of another INVESCO Fund on the basis of their respective NAVs per share at the time of the exchange. After the Reorganization, shares of Balanced Fund will continue to be exchangeable for shares of any other INVESCO Fund. For a more complete discussion of the Funds' exchange policies, see "How to Sell Shares" in either Balanced Fund's Prospectus or Multi-Asset Allocation Fund's Prospectus.

DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Fund earns investment income in the form of dividends and interest on its investments. Dividends paid by each Fund are based solely on its investment income. Each Fund's policy is to distribute substantially all of this investment income, less expenses, to shareholders on a quarterly basis, at the discretion of the Board of Directors of that Fund. Dividends are automatically reinvested in additional shares of a Fund at the NAV on the ex-dividend date unless otherwise requested.

      Each Fund also realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on these sales exceed total losses (including losses carried forward from previous years), a Fund has capital gain net income. Net realized capital gains, if any, together with gains realized on foreign currency transactions, if any, are distributed to shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in shares of the respective Fund at the NAV on the ex-dividend date unless otherwise requested. Dividends and other distributions are paid to holders of shares on the record date of distribution regardless of how long a Fund's shares have been held by the shareholder.

      On or before the Closing Date, Multi-Asset Allocation Fund will declare as a distribution substantially all of its net investment income and realized net capital gain, if any, and distribute that amount plus any previously declared but unpaid dividends, in order to continue to maintain its tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

      Combination Stock & Bond Funds will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund nor any of their shareholders will recognize any gain or loss as a result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Considerations," page 18.

                     COMPARISON OF PRINCIPAL RISK FACTORS

      An investment in Balanced Fund is subject to specific risks arising from the types of securities in which the Fund invests and general risks arising from investing in any mutual fund. The principal specific risks associated with investing in Balanced Fund include:

      DEBT SECURITIES. Balanced Fund's investments in debt securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of the debt securities generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of outstanding debt securities, whereas a decline in interest rates will tend to increase their values. The lower a bond's quality, the more it is subject to credit risk and market risk. Balanced Fund seeks to reduce these risks by investing only in investment grade debt securities. While the management of Balanced Fund monitors all of the debt securities in its portfolio for the issuer's ability to make required payments and other quality factors, it may retain a bond whose rating is changed to one below the minimum rating required for purchase of the security. The Fund's investment in debt securities may include investments in zero-coupon bonds and step-up bonds. Due to the timing of the payment of interest on these bonds, they are extremely responsive to changes in interest rates and are, therefore, more volatile than other bonds. The Fund may invest in mortgage- or asset-backed securities. The loans underlying these securities are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

      FOREIGN SECURITIES. Balanced Fund may invest up to 25% of its assets in foreign securities. Investments in foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. In addition, there is generally less publicly available information, reports and ratings about foreign companies and other foreign issuers than that which is available about companies and issuers in the United States. Foreign issuers are also generally subject to fewer uniform accounting, auditing and financial reporting standards, practices and requirements as compared to those applicable to U.S. issuers. The Fund's adviser normally purchases foreign securities in over-the-counter markets or on foreign exchanges, which are generally not as developed or efficient as those in the United States and are subject to less government supervision and regulation. Moreover, with respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. The fund may also invest in American Depository Receipts ("ADRs"). ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

      ILLIQUID AND RULE 144A SECURITIES. Balanced Fund may invest in illiquid securities, including restricted securities and other investments that are not readily marketable. Restricted securities are securities that are subject to restrictions on their resale because they have not been registered under the Securities Act of 1933, as amended ("1933 Act"), or because, based upon their nature or the market for such securities, they are not readily marketable. These limitations on resale and marketability may have the effect of preventing the Fund from disposing of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security. The Fund may also invest in restricted securities that can be resold to institutional investors in accordance with Rule 144A under the 1933 Act ("Rule 144A securities"). However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by the Fund could adversely affect the marketability of such security, and the Fund might be unable to dispose of the security promptly or at a reasonable price.

      DELAYED DELIVERY OR WHEN-ISSUED SECURITIES. Balanced Fund may invest in when-issued or delayed delivery securities, that is, with settlement taking place in the future. The payment obligation and the interest rate received on the securities generally are fixed at the time the Fund enters into the commitment. Between the date of purchase and the settlement date, the market value of the securities may vary, and no interest is payable to the Fund prior to settlement. Thus, the purchase of securities on a when-issued basis involves the risk that the value of the securities purchased will decline prior to settlement.

      REPURCHASE AGREEMENTS. Balanced Fund may invest money, for as short a time as overnight, using repurchase agreements. With a repurchase agreement, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price. The Fund could incur costs or delays in seeking to sell the instrument if the prior owner defaults on its repurchase obligation. To reduce such risk, the securities that are the subject of the repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest).

      SECURITIES LENDING. Balanced Fund may lend its securities to qualified brokers, dealers, banks or other financial institutions. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. Fund management monitors the creditworthiness of borrowers in order to minimize such risks.

      FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. Balanced Fund may enter into futures contracts, and purchase and sell options to buy or sell futures contracts and other securities which are included in the types of instruments sometimes referred to as "derivatives," because their value depends upon or derives from the value of an underlying asset. Where futures are purchased to hedge against a possible increase in the price of a security before the Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures contract and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in the prices due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities and the value of the futures contract. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the value of the underlying securities and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

      In addition, if the Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

      TURNOVER RATE. The Fund's investment portfolio is actively traded. There are no limitations regarding portfolio turnover for either the equity or fixed-income portions of the Fund's portfolio; securities may be sold without regard to the time they have been held when investment considerations warrant such action. The Fund's portfolio turnover rate may be higher than that of many other mutual funds, sometimes exceeding 100%. This turnover may result in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders.

      YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. In addition, the markets for, or value of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

COMPARISON TO MULTI-ASSET ALLOCATION FUND

      Because Multi-Asset Allocation Fund's investment objective and policies are similar to those of Balanced Fund, an investment in Multi-Asset Allocation Fund is subject to many of the same specific risks as an investment in Balanced Fund.

      Multi-Asset Allocation Fund invests up to 30% of its total assets, with a benchmark investment of 10% of its total assets, and Balanced Fund may invest, in small-capitalization companies. These companies (particularly those trading "over the counter") may be in the early stages of development; have limited product lines, markets or financial resources; and/or lack management depth.

These factors may expose these companies to more intense competitive pressures, greater volatility in earnings, and relative illiquidity or erratic price movements for the companies' securities, compared to larger, more established companies or the market averages in general.

      Multi-Asset Allocation Fund also invests up to 30% of its total assets, with a benchmark investment of 10% of its total assets, and Balanced Fund may invest, in real estate securities. These securities have many of the same risks as the direct ownership of real estate, including the risk that the property will decline in value, and risks related to general and local economic conditions, overbuilding, property tax and operating expense increases and fluctuating rental income. Real estate investment trusts are subject to the additional risks associated with management skill, potentially inadequate diversification, and favorable financing.

      Multi-Asset Allocation Fund may invest in stripped mortgage- or asset-backed securities. The market prices of these securities generally are more sensitive to changes in interest and prepayment rates than traditional mortgage- and asset-backed securities and may be extremely volatile.

                           THE PROPOSED TRANSACTION

REORGANIZATION PLAN

      The terms and conditions under which the proposed transaction will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, which is attached as Appendix A to this Proxy Statement.

      The Reorganization Plan provides for (a) the acquisition by Balanced Fund on the Closing Date of all the assets of Multi-Asset Allocation Fund in exchange solely for Balanced Fund shares and the assumption by Balanced Fund of all of Multi-Asset Allocation Fund's liabilities, and (b) the distribution of those Balanced Fund shares to the shareholders of Multi-Asset Allocation Fund.

      The assets of Multi-Asset Allocation Fund to be acquired by Balanced Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Multi-Asset Allocation Fund's books and all other property owned by Multi-Asset Allocation Fund. Balanced Fund will assume from Multi-Asset Allocation Fund all liabilities, debts, obligations and duties of Multi-Asset Allocation Fund of whatever kind or nature; provided, however, that Multi-Asset Allocation Fund will use its best efforts to discharge all of its known debts, liabilities, obligations and duties before the Closing Date. Balanced Fund will deliver its shares to Multi-Asset Allocation Fund, which will distribute the shares to Multi-Asset Allocation Fund's shareholders.

      The value of Multi-Asset Allocation Fund's net assets to be acquired by Balanced Fund and the NAV per share of the Balanced Fund shares to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date ("Valuation Time"), using the valuation procedures described in each Fund's then-current Prospectus and Statement of Additional Information. Multi-Asset Allocation Fund's net value shall be the value of its assets to be acquired by Balanced Fund, less the amount of Multi-Asset Allocation Fund's liabilities, as of the Valuation Time.

      On, or as soon as practicable after, the Closing Date, Multi-Asset Allocation Fund will distribute the Balanced Fund shares it receives PRO RATA to its shareholders of record as of the effective time of the Reorganization, so that each Multi-Asset Allocation Fund shareholder will receive a number of full and fractional Balanced Fund shares equal in aggregate value to the shareholder's holdings in Multi-Asset Allocation Fund. Multi-Asset Allocation Fund will be terminated as soon as practicable after the share distribution. The shares will be distributed by opening accounts on the books of Balanced Fund in the names of Multi-Asset Allocation Fund shareholders and by transferring to those accounts the shares previously credited to the account of Multi-Asset Allocation Fund on those books. Fractional shares in Balanced Fund will be rounded to the third decimal place.

      Accordingly, immediately after the Reorganization, each former shareholder of Multi-Asset Allocation Fund will own Balanced Fund shares that will be equal in aggregate value to that shareholder's Multi-Asset Allocation Fund shares immediately prior to the Reorganization. Moreover, because Balanced Fund shares will be issued at NAV in exchange for the net assets of Multi-Asset Allocation Fund, the aggregate value of Balanced Fund shares issued to Multi-Asset
Allocation Fund shareholders will equal the aggregate value of Multi-Asset Allocation Fund shares. The NAV per share of Balanced Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

      Any transfer taxes payable upon issuance of Balanced Fund shares in a name other than that of the registered holder of the shares on the books of Multi-Asset Allocation Fund shareholders shall be paid by the person to whom those shares are to be issued as a condition of such transfer. Any reporting responsibility of Multi-Asset Allocation Fund to a public authority will continue to be its responsibility until it is dissolved.

      Half of the cost of the Reorganization, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by INVESCO, the investment adviser to each Fund, and half by Balanced Fund and Multi-Asset Allocation Fund. The Board considered the fact that INVESCO will pay half of these expenses in approving the Reorganization and finding that the Reorganization is in the best interests of the Funds.

      The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by either Fund. In addition, the Reorganization Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on Multi-Asset Allocation Fund shareholders' interests.

REASONS FOR THE REORGANIZATION

      The Board, including a majority of its Independent Directors, has determined that the Reorganization is in the best interests of Multi-Asset Allocation Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Multi-Asset Allocation Fund's shareholders will not be diluted as a result of the Reorganization. They have also determined that the Reorganization is in the best interests of Balanced Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Balanced Fund's shareholders will not be diluted as a result of the Reorganization.

      In approving the Reorganization, the Board, including a majority of its Independent Directors, on behalf of each Fund, considered a number of factors, including the following:

(1) the compatibility of the Funds' investment objectives, policies and restrictions;

(2) the effect of the Reorganization on the Funds' expected investment performance;

(3) the effect of the Reorganization on the expense ratio of each Fund relative to its current expense ratio;

(4) the costs to be incurred by each Fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization;

(6) possible alternatives to the Reorganization, including whether Multi-Asset Allocation Fund could continue to operate on a stand-alone basis or should be liquidated; and

(7) the potential benefits of the Reorganization to INVESCO and to other persons.

The Reorganization was recommended to the Board on behalf of each Fund by INVESCO at meetings of the Board held on [February 3], 1999. In recommending the Reorganization, INVESCO advised the Board that the investment advisory and administration fee schedule applicable to Balanced Fund would be equal to or lower than that currently in effect for Multi-Asset Allocation Fund and, because Multi-Asset Allocation Fund has been unsuccessful in attracting assets, it is unlikely INVESCO would continue to absorb expenses of Multi-Asset Allocation Fund. The Board considered the fact that Balanced Fund has a better performance record and that Multi-Asset Allocation Fund has had more difficulty in attracting assets than Balanced Fund. The Board also considered the similarity in investment objective and portfolio composition between the two Funds. Further, the Board was advised by INVESCO that, because Balanced Fund has greater net assets than Multi-Asset Allocation Fund, combining the two Funds would reduce the expenses borne by the shareholders of Multi-Asset Allocation Fund as a percentage of net assets. The Board was also advised that following the Reorganization, the expense ratio for Balanced Fund may decrease because the investment advisory and administration fee paid by that Fund decreases as its size increases.

DESCRIPTION OF SECURITIES TO BE ISSUED

      Combination Stock & Bond Funds is registered with the SEC as an open-end management investment company. It has an authorized capitalization of $1.6 billion shares of common stock (par value $0.01 per share). Shares of Balanced Fund entitle their holders to one vote per full share and fractional votes for fractional shares held.

      Balanced Fund does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing directors unless fewer than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or Combination Stock & Bond Funds' Articles of Incorporation, or at their discretion.

      Both Funds are series of Combination Stock & Bond Funds. Thus, the rights of shareholders of Balanced Fund and Multi-Asset Allocation Fund with respect to shareholder meetings, inspection of shareholder lists, and distributions on liquidation of a Fund are identical.

TEMPORARY WAIVER OF INVESTMENT RESTRICTIONS

      Certain fundamental investment restrictions of Multi-Asset Allocation Fund, which prohibit it from acquiring more than a stated percentage of ownership of another company, might be construed as restricting its ability to carry out the Reorganization. By approving the Reorganization Plan, Multi-Asset Allocation Fund's shareholders will be agreeing to waive, only for the purpose of the Reorganization, those fundamental investment restrictions that could prohibit or otherwise impede the transaction.

FEDERAL INCOME TAX CONSIDERATIONS

      The exchange of  Multi-Asset  Allocation  Fund's  assets for Balanced Fund shares and Balanced Fund's assumption of Multi-Asset Allocation Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Code. Combination Stock & Bond Funds will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, substantially to the effect that:

                 (1) Balanced Fund's acquisition of Multi-Asset Allocation Fund's assets in exchange solely for Balanced Fund shares and Balanced Fund's assumption of Multi-Asset Allocation Fund's liabilities, followed by Multi-Asset Allocation Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Multi-Asset Allocation Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                 (2) Multi-Asset  Allocation Fund will recognize no gain or loss on the transfer to Balanced Fund of its assets in exchange solely for Balanced Fund shares and Balanced Fund's assumption of Multi-Asset Allocation Fund's liabilities or on the subsequent distribution of those shares to Multi-Asset Allocation Fund's shareholders in constructive exchange for their Multi-Asset Allocation Fund shares;

                 (3) Balanced Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Balanced Fund shares and its assumption of Multi-Asset Allocation Fund's liabilities;

                 (4) Balanced  Fund's basis for the  transferred  assets will be the same as the basis thereof in Multi-Asset Allocation Fund's hands immediately before the Reorganization, and Balanced Fund's holding period for those assets will include Multi-Asset Allocation Fund's holding period therefor;

                 (5) A Multi-Asset Allocation Fund shareholder will recognize no gain or loss on the constructive exchange of all its Multi-Asset Allocation Fund shares solely for Balanced Fund shares pursuant to the Reorganization; and

                 (6) A Multi-Asset Allocation Fund shareholder's aggregate basis
            for  the  Balanced   Fund  shares  to  be  received  by  it  in  the
            Reorganization will be the same as the aggregate basis for its Multi-Asset Allocation Fund shares to be constructively surrendered in exchange for those Balanced Fund shares, and its holding period for those Balanced Fund shares will include its holding period for those Multi-Asset Allocation Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

The tax opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of Multi-Asset Allocation Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

      The following table shows the capitalization of each Fund as of July 31, 1998, and on a pro forma combined basis (unaudited) as of July 31, 1998 giving effect to the Reorganization:

                                Balanced Fund    Multi-Asset     Combined Fund
                                -------------    -----------     -------------
                                                Allocation Fund  (Pro Forma)
                                                ---------------  -----------

Net Assets                        216,623,518      20,945,196      237,568,714
Net Asset Value Per Share            15.71            12.97           15.71
Shares Outstanding                 13,786,868       1,615,367      15,120,108

      REQUIRED VOTE. Approval of the Reorganization requires the affirmative vote of a majority of the outstanding voting securities of Multi-Asset Allocation Fund.

  THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" PROPOSAL 1

PART II. PROPOSED ROUTINE ORGANIZATIONAL MATTERS AND MODIFICATIONS TO FUNDAMENTAL INVESTMENT LIMITATIONS

            PROPOSAL 2. TO APPROVE AMENDMENTS TO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF MULTI-ASSET ALLOCATION FUND

      As required by the 1940 Act, Multi-Asset Allocation Fund has adopted certain fundamental investment restrictions ("fundamental restrictions"), which are set forth in the Fund's Statement of Additional Information. These fundamental restrictions may be changed only with shareholder approval.
Restrictions and policies that the Fund has not specifically designated as fundamental are considered to be "non-fundamental" and may be changed by the Board without shareholder approval.

      Some of Multi-Asset Allocation Fund's fundamental restrictions reflect past regulatory, business or industry conditions, practices or requirements that are no longer in effect. Also, as other INVESCO Funds have been created over the years, they have adopted substantially similar fundamental restrictions that often have been phrased in slightly different ways, resulting in minor but unintended differences in effect or potentially giving rise to unintended differences in interpretation. Accordingly, the Board has approved revisions to Multi-Asset Allocation Fund's fundamental restrictions in order to simplify, modernize and make the Fund's fundamental restrictions more uniform with those of the other INVESCO Funds.

      The Board believes that eliminating the disparities among the INVESCO Funds' fundamental restrictions will enhance management's ability to manage the Fund's assets efficiently and effectively in changing regulatory and investment environments and permit directors to review and monitor investment policies more easily. In addition, standardizing the fundamental restrictions of the INVESCO Funds will assist the INVESCO Funds in making required regulatory filings in a more efficient and cost-effective way. Although the proposed changes in fundamental restrictions will allow the Multi-Asset Allocation Fund greater investment flexibility to respond to future investment opportunities, the Board does not anticipate that the changes, individually or in the aggregate, will result at this time in a material change in the level of investment risk associated with an investment in the Fund.

      The text and a summary description of each proposed change to Multi-Asset Allocation Fund's fundamental restrictions are set forth below, together with the text of each current corresponding fundamental restriction. The text below also describes any non-fundamental restrictions that would be adopted by the Board in conjunction with the revision of certain of fundamental restrictions. Any non-fundamental restriction may be modified or eliminated by the Board at any future date without further shareholder approval.

      If approved by Multi-Asset Allocation Fund's shareholders at the Meeting, the proposed changes in Multi-Asset Allocation Fund's fundamental restrictions will be adopted by the Fund only if the Reorganization is NOT approved by

Multi-Asset Allocation Fund's shareholders. In that event, Multi-Asset Allocation Fund's Statement of Additional Information will be revised to reflect those changes as soon as practicable following the Meeting. If the
Reorganization is approved, the proposed changes in the Fund's fundamental restrictions will not be implemented. Instead, as described in Proposal 1, Multi-Asset Allocation Fund shareholders will become shareholders of Balanced Fund, whose shareholders are being asked to approve substantially similar changes in Balanced Fund's fundamental restrictions, and Multi-Asset Allocation Fund will be terminated.

a.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON ISSUER DIVERSIFICATION

      Multi-Asset Allocation Fund's current fundamental restriction on issuer diversification is as follows:

      The Fund may not, with respect to seventy-five percent (75%) of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer.

      The Board recommends that this restriction be replaced with the following fundamental restriction:

      The Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      The primary purpose of the revision is to revise the Fund's fundamental restriction on issuer diversification to conform to a restriction that is expected to become standard for all INVESCO Funds. If the proposed revision is approved, Multi-Asset Allocation Fund could invest without limit in other investment companies to the extent permitted by the 1940 Act. The proposed change would standardize the language of the Fund's fundamental restriction on issuer diversification and provide the Fund's managers with greater investment flexibility.

b.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON BORROWING

      Multi-Asset Allocation Fund's current fundamental restriction on borrowing is as follows:

      The Fund may not borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 331/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 331/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

      The primary purpose of the proposal is to eliminate minor differences in the wording of the INVESCO Funds' current restrictions on borrowing for greater uniformity and to conform to the 1940 Act requirements for borrowing. Currently, the Fund's fundamental restriction is significantly more limiting than the restrictions imposed by the 1940 Act in that it limits the purposes for which the Fund may borrow money. The proposed revision would eliminate the restrictions on the purposes for which the Fund may borrow money and the explicit requirement that any borrowings that come to exceed 331/3% of the Fund's net assets by reason of a decline in net assets be reduced within three business days.

      If the proposal is approved, the Board will adopt a non-fundamental policy with respect to borrowing as follows:

      The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (2) (above).

      The non-fundamental limitation reflects the Fund's current policy that borrowing by the Fund may only be done for temporary or emergency purposes. In addition to borrowing from banks, as permitted in the Fund's current policy, the non-fundamental policy would permit the Fund to borrow from open-end funds managed by INVESCO or an affiliate or successor thereof. The Fund would not be able to do so, however, unless it obtains permission for such borrowings from the SEC. The non-fundamental policy also clarifies that reverse repurchase agreements will be treated as borrowings.

      The Board believes that this approach, making the Fund's fundamental restriction on borrowing no more limiting than is required under the 1940 Act, while incorporating more strict limits on borrowing in a non-fundamental restriction, will maximize the Fund's flexibility for future contingencies.

c.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON INDUSTRY CONCENTRATION

      Multi-Asset Allocation Fund's current fundamental restriction on industry concentration is as follows:

      The Fund may not invest more than 25% of the value of its total assets in any particular industry (other than Government securities).

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

      If the proposed revision is approved, the Board would also adopt the following non-fundamental policy:

      With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

      The purpose of the modification is to eliminate minor differences in the wording of the INVESCO Funds' current restrictions on concentration for greater uniformity and to avoid unintended limitations. The proposed changes to Multi-Asset Allocation Fund's fundamental concentration policy clarify that the concentration limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or to municipal securities. The exclusion from the current concentration limitation refers simply to "Government Securities." A failure to except all such securities from the concentration policy could hinder the Fund's ability to purchase such securities in conjunction with taking temporary defensive positions.

d. MODIFICATION OF FUNDAMENTAL RESTRICTION ON REAL ESTATE INVESTMENT

      Multi-Asset Allocation Fund's current fundamental restriction on real estate investment is as follows:

      The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      In addition to conforming Multi-Asset Allocation Fund's fundamental restriction to that of the other INVESCO Funds, the proposed amendment of the Fund's fundamental restriction on investment in real estate would more completely describe the types of real estate-related securities investments that are permissible for the Fund. The Board believes that this clarification will make it easier for decisions to be made concerning the Fund's investments in real estate-related securities.

e.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON INVESTING IN COMMODITIES

      Multi-Asset Allocation Fund's current fundamental restriction on the purchase of commodities is as follows:

      The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      The proposed changes to this investment restriction are intended to conform the restriction to those of the other INVESCO Funds and ensure that Multi-Asset Allocation Fund will have the maximum flexibility to enter into hedging or other transactions utilizing financial instruments and derivative products when doing so is permitted by operating policies established for the Fund by the Board. Due to the rapid and continuing development of derivative products and the possibility of changes in the definition of "commodities," particularly in the context of the jurisdiction of the Commodities Futures Trading Commission, it is important for the Fund's policy to be flexible enough to allow it to enter into hedging and other transactions using these products when doing so is deemed appropriate by INVESCO and is within the investment parameters established by the Board. To maximize that flexibility, the Board recommends that the Fund's fundamental restriction on commodities investments be clear in permitting the use of derivative products, even if the current non-fundamental investment policies of the Fund would not permit investment in one or more of the permitted transactions.

f.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON LOANS

      Multi-Asset Allocation Fund's current fundamental restriction concerning lending is as follows:

      The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.)

      The Board recommends that the shareholders of the Fund vote to replace this restriction with the following fundamental restriction:

      The Fund may not lend any security or make any loan if, as a result, more than 33 1/3 % of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.

      The primary purpose of the proposal is to eliminate minor differences in the wording of the INVESCO Funds' current restrictions on loans for greater uniformity. The proposed changes to this fundamental restriction are relatively minor and would have no substantive effect on Multi-Asset Allocation Fund's lending activities or other investments.

g.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON UNDERWRITING

      Multi-Asset   Allocation   Fund's  current   fundamental   restriction  on
underwriting is as follows:

      The Fund may not act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities.

      The primary purpose of the proposal is to eliminate minor differences in the wording of the Fund's current fundamental restriction on underwriting for greater uniformity with the fundamental restrictions of the other INVESCO Funds and to avoid unintended limitations.

h. MODIFICATION OF FUNDAMENTAL POLICY ON INVESTING IN ANOTHER INVESTMENT COMPANY AND ADOPTION OF NON-FUNDAMENTAL POLICY REGARDING INVESTING IN SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES

      Multi-Asset   Allocation  Fund's  current   fundamental  policy  regarding
investment in another investment company is as follows:

      The Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

      The Board recommends that shareholders vote to replace this policy with the following fundamental policy:

      The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

      The proposed revision to Multi-Asset Allocation Fund's current fundamental policy would ensure that the INVESCO Funds have uniform policies permitting each Fund to adopt a "master/feeder" structure whereby one or more Funds invest all of their assets in another Fund. The master/feeder structure has the potential, under certain circumstances, to minimize administration costs and maximize the possibility of gaining a broader investor base. Currently, none of the INVESCO Funds intend to establish a master/feeder structure; however, the Board recommends that Multi-Asset Allocation Fund shareholders adopt a policy that would permit this structure in the event that the Board determines to recommend the adoption of a master/feeder structure by the Fund. The proposed revision, unlike the current policy, would require that any fund in which the Fund may invest under a master/feeder structure be advised by INVESCO or an affiliate.

      If  the   proposed   revision  is   approved,   the  Board  will  adopt  a
non-fundamental policy as follows:

      The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      The primary purpose of this non-fundamental policy is to conform to the other INVESCO Funds and to the 1940 Act requirements for investing in other investment companies. Currently, the Fund's fundamental restriction is much more limiting than the restriction imposed by the 1940 Act. Adoption of this non-fundamental policy will enable the Fund to purchase the securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an exemption granted by the SEC.

i. ADOPTION OF FUNDAMENTAL RESTRICTION ON THE ISSUANCE OF SENIOR SECURITIES

      Currently, Multi-Asset Allocation Fund has no fundamental restriction on the issuance of senior securities. The Board recommends that shareholders vote to adopt the following fundamental restriction:

      The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

      The primary purpose of the proposal is to adopt a fundamental restriction indicating the extent to which the Fund may issue "senior securities," a term that is generally defined to refer to fund obligations that have a priority over the fund's shares with respect to the distribution of fund assets or the payment of dividends. The Board believes that the adoption of the proposed fundamental restriction, which does not specify the manner in which senior securities may be issued and is no more limiting than is required under the 1940 Act, would maximize the Fund's borrowing flexibility for future contingencies and would conform to the fundamental restrictions of the other INVESCO Funds on the issuance of senior securities.

      REQUIRED VOTE. Approval of Proposal 2 requires the affirmative vote of a "majority of the outstanding voting securities" of Multi-Asset Allocation Fund, which for this purpose means the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if more than 50% of the outstanding shares of the Fund are so present or represented, or (2) more than 50% of the outstanding shares of the Fund. SHAREHOLDERS WHO VOTE "FOR" PROPOSAL 2 WILL VOTE "FOR" EACH PROPOSED CHANGE DESCRIBED ABOVE. THOSE SHAREHOLDERS WHO WISH TO VOTE AGAINST ANY OF THE SPECIFIC PROPOSED CHANGES DESCRIBED ABOVE MAY DO SO ON THE PROXY PROVIDED.

  THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" PROPOSAL 2.

            PROPOSAL 3. TO ELECT THE BOARD OF DIRECTORS OF COMBINATION STOCK & BOND FUNDS

      The Board of Combination Stock & Bond Funds has nominated the individuals identified below for election to the Board at the Meeting. Combination Stock & Bond Funds currently has ten directors. Vacancies on the Board are generally filled by appointment by the remaining directors. However, the 1940 Act provides that vacancies may not be filled by directors unless thereafter at least two-thirds of the directors shall have been elected by shareholders. To ensure continued compliance with this rule without incurring the expense of calling additional shareholder meetings, shareholders are being asked at this meeting to elect the current ten directors. Consistent with the provisions of Combination Stock & Bond Funds' by-laws, and as permitted by Maryland law, Combination Stock & Bond Funds does not anticipate holding annual shareholder meetings. Thus, the directors will be elected for indefinite terms, subject to termination or resignation. Each nominee has indicated a willingness to serve if elected. If any of the nominees should not be available for election, the persons named as proxies (or their substitutes) may vote for other persons in their discretion. Management has no reason to believe that any nominee will be unavailable for election.

      All of the Independent Directors now being proposed for election were nominated, and selected by Independent Directors. Eight of the ten current directors are Independent Directors.

      The persons named as attorneys-in-fact in the enclosed proxy have advised Combination Stock & Bond Funds that unless a proxy instructs them to withhold authority to vote for all listed nominees or for any individual nominee, they will vote all validly executed proxies for the election of the nominees named below.

      The nominees for director, their ages, a description of their principal occupations, the number of Multi-Asset Allocation Fund shares owned by each, and their respective memberships on Board committees are listed in the table below.


Name, Position with       Principal Occupation and Business      Director or     Number of            Member of
-------------------       ---------------------------------      -----------     ---------            ---------
Combination Stock &       Experience (during the past five       Executive       Multi-Asset          Committee
-------------------       --------------------------------       ---------       -----------          ---------
Bond Funds, and Age       years)                                 Officer of      Allocation Fund
-------------------       ------                                 ----------      ---------------
                                                                 Combination     Shares
                                                                 -----------     ------
                                                                 Stock & Bond    Beneficially Owned
                                                                 ------------    ------------------
                                                                 Funds Since     Directly or
                                                                 -----------     -----------
                                                                                 Indirectly on Dec.
                                                                                 ------------------
                                                                                 31, 1998 (1)
                                                                                 ------------
CHARLES W. BRADY,         Chief Executive Officer and Director   1993            0                    (3), (4),
Chairman of the Board,    of AMVESCAP, PLC, London, England,                                          (5), (6)
Age 63*                   and of various subsidiaries
                          thereof.  Chairman of the Board of
                          INVESCO Global Health Sciences Fund.

FRED A. DEERING, Vice     Trustee of INVESCO Global Health       1993            8.642                (2), (3), (5)
Chairman of the Board,    Sciences Fund.  Formerly, Chairman
Age 70                    of the Executive Committee and
                          Chairman of the Board of Security
                          Life of Denver Insurance Company,
                          Denver, Colorado; Director of ING
                          America Life Insurance Company.

MARK H. WILLIAMSON,       President, Chief Executive Officer,    1998            0                    (3), (4), (5)
President, Chief          and Director, INVESCO Distributors
Executive Officer, and    Inc.; President, Chief Executive
Director, Age 47*         Officer, and Director, INVESCO;
                          President, INVESCO Global Health
                          Sciences Fund.  Formerly, Chairman
                          of the Board and Chief Executive
                          Officer, NationsBanc Advisors, Inc.
                          (1995-1997); Chairman of the Board,
                          NationsBanc Investments, Inc.
                          (1997-1998).

DR. VICTOR L. ANDREWS,    Professor Emeritus, Chairman           1993            8.642                (4), (6), (8)
Director, Age 68          Emeritus and Chairman of the CFO
                          Roundtable of the Department of
                          Finance at Georgia State University,
                          Atlanta, Georgia; President, Andrews
                          Financial Associates, Inc.
                          (consulting firm); since October
                          1984; formerly, member of the
                          faculties of the Harvard Business
                          School and the Sloan School of
                          Management of MIT. Dr. Andrews is
                          also a director of the Southeastern
                          Thrift and Bank Fund, Inc. and the
                          Sheffield Funds, Inc.

BOB R. BAKER, Director,   President and Chief Executive          1993            8.642                (3), (4), (5)
Age 62                    Officer of AMC Cancer Research
                          Center, Denver, Colorado, since
                          January 1989; until December 1988,
                          Vice Chairman of the Board, First
                          Columbia Financial Corporation,
                          Englewood, Colorado.  Formerly,
                          Chairman of the Board and Chief
                          Executive Officer of First Columbia
                          Financial Corporation.

LAWRENCE H. BUDNER,       Trust Consultant; Prior to June        1993            8.642                (2), (6), (7)
Director, Age 68          1987, Senior Vice President and
                          Senior Trust Officer, InterFirst
                          Bank, Dallas, Texas.

DR. WENDY LEE GRAMM,      Self-employed (since 1993).            1997            8.642                (4), (8)
Director, Age 53          Professor of Economics and Public
                          Administration, University of Texas
                          at Arlington.  Formerly, Chairman,
                          Commodities Futures Trading
                          Commission (1988-1993);
                          Administrator for Information and


                                                       28


                          Regulatory Affairs, Office of
                          Management and Budget (1985-1988);
                          Executive Director, Presidential
                          Task Force on Regulatory Relief;
                          Director, Federal Trade Commission
                          Bureau of Economics; Director of the
                          Chicago Mercantile Exchange; Enron
                          Corporation; IBP, Inc.; State Farm
                          Insurance Company; Independent
                          Women's Forum; International
                          Republic Institute; and the
                          Republican Women's Federal Forum.

KENNETH T. KING,          Presently retired.  Formerly,          1993            8.642                (2), (3),
Director, Age 73          Chairman of the Board of the Capitol                                        (5), (6), (7)
                          Life Insurance Company, Providence
                          Washington Insurance Company, and
                          Director of numerous subsidiaries
                          thereof in the United States.
                          Formerly, Chairman of the Board of
                          the Providence Capitol Companies in
                          the United Kingdom and Guernsey.
                          Until 1987, Chairman of the Board,
                          Symbion Corporation.

JOHN W. MCINTYRE,         Presently retired.  Formerly, Vice     1995            8.642                (2), (3),
Director, Age 68          Chairman of the Board of The                                                (5), (7)
                          Citizens and Southern Corporation;
                          Chairman of the Board and Chief
                          Executive Officer of The Citizens
                          and Southern Georgia Corporation;
                          Chairman of the Board and Chief
                          Executive Officer of Citizens and
                          Southern National Bank.  Trustee of
                          INVESCO Global Health Sciences Fund
                          and Gables Residential Trust.

DR. LARRY SOLL,           Presently retired.  Chairman of the    1997            8.642                (4), (8)
Director, Age 56          Board (1987-1994), Chief Executive
                          Officer (1982-1989 and 1993-1994)
                          and President (1982-1989) of
                          Synergen Corporation.  Director of
                          Synergen Corporation since
                          incorporation in 1982.  Director of
                          ISI Pharmaceuticals, Inc.  Trustee
                          of INVESCO Global Health Sciences
                          Fund.


*Because of his affiliation with INVESCO, with Multi-Asset Allocation Fund's investment adviser, or with companies affiliated with INVESCO, this individual is deemed to be an "interested person" of Combination Stock & Bond Funds as that term is defined in the 1940 Act.
(1) = As interpreted by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to that security. The persons listed have partial or complete voting and investment power with respect to their respective Fund shares.
(2) = Member of the Audit Committee
(3) = Member of the Executive Committee
(4) = Member of the Management Liaison Committee
(5) = Member of the Valuation Committee
(6) = Member of the Compensation Committee
(7) = Member of the Soft Dollar Brokerage Committee
(8) = Member of the Derivatives Committee

      The Board has audit, management liaison, soft dollar brokerage, and derivatives committees, consisting of Independent Directors, and compensation, executive, and valuation committees consisting of both Independent Directors and non-independent directors. The Board does not have a nominating committee. The audit committee, consisting of four Independent Directors, meets quarterly with Combination Stock & Bond Funds' independent accountants and executive officers of Combination Stock & Bond Funds. This committee reviews the accounting principles being applied by Combination Stock & Bond Funds in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. All of the recommendations of the audit committee are reported to the full Board. During the intervals between the meetings of the Board, the executive committee may exercise all powers and authority of the Board in the management of Combination Stock & Bond Funds' business, except for certain powers which, under applicable law and/or Combination Stock & Bond Funds' by-laws, may only be exercised by the full Board. All decisions are subsequently submitted for ratification by the Board. The management liaison committee meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of Combination Stock & Bond Funds, and to review legal and operational matters that have been assigned to the committee by the Board, in furtherance of the Board's overall duty of supervision. The soft dollar brokerage committee meets periodically to review soft dollar transactions by Multi-Asset Allocation Fund, and to review policies and procedures of Multi-Asset Allocation Fund's adviser with respect to soft dollar brokerage transactions. The committee then reports on these matters to the Board. The derivatives committee meets periodically to review derivatives investments made by Multi-Asset Allocation Fund. The committee monitors derivatives usage by Multi-Asset Allocation Fund and the procedures utilized by Multi-Asset Allocation Fund's adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Board. The committee then reports on these matters to the Board.

      During the past fiscal year, the Board met four times, the audit committee met three times, the compensation committee met once, the management liaison committee met three times, the soft dollar brokerage committee met once, and the derivatives committee met twice. The executive committee did not meet. During Combination Stock & Bond Funds' last fiscal year, each director attended 75% or more of the Board meetings and meeting of the committees of the Board on which he or she served.

      The Independent Directors nominate individuals to serve as Independent Directors, without any specific nominating committee. The Board ordinarily will not consider unsolicited director nominations recommended by Multi-Asset Allocation Fund shareholders. The Board, including its Independent Directors, unanimously approved the nomination of the foregoing persons to serve as directors and directed that the election of these nominees be submitted to Multi-Asset Allocation Fund's shareholders.

      The following table sets forth information relating to the compensation paid to directors during the last fiscal year:


                                                              COMPENSATION TABLE

                                                     AMOUNTS PAID DURING THE MOST RECENT

                                          FISCAL YEAR BY COMBINATION STOCK & BOND FUNDS TO DIRECTORS

NAME OF PERSON, POSITION       AGGREGATE       PENSION OR RETIREMENT    ESTIMATED ANNUAL      TOTAL COMPENSATION
------------------------       ---------       ---------------------    ----------------      ------------------
                           COMPENSATION FROM    BENEFITS ACCRUED AS       BENEFITS UPON        FROM COMBINATION
                           -----------------    -------------------       -------------        ----------------
                           COMBINATION STOCK    PART OF COMBINATION        RETIREMENT3        STOCK & BOND FUNDS
                           -----------------    -------------------        -----------        ------------------
                             & BOND FUNDS1      STOCK & BOND FUNDS                             AND INVESCO FUNDS
                             -------------      ------------------                             -----------------
                                                     EXPENSES2                                 PAID TO DIRECTORS1
                                                     ---------                                 ------------------

FRED A. DEERING, Vice            $2,458               $439                    $281                $103,700
Chairman of the Board
and Director

DR. VICTOR L. ANDREWS,           $2,434               $414                    $326                 $80,350
Director

BOB R. BAKER, Director           $2,475               $370                    $437                 $84,000

LAWRENCE H. BUDNER,              $2,409               $414                    $326                 $79,350
Director

DANIEL D. CHABRIS4,              $2,437               $448                    $243                 $70,000
Director

KENNETH T. KING, Director        $2,374               $455                    $255                 $77,050

JOHN W. MCINTYRE,                $2,384                 $0                      $0                 $98,500
Director

DR. WENDY L. GRAMM,              $2,363                 $0                      $0                 $79,000
Director

DR. LARRY SOLL, Director         $2,384                 $0                      $0                 $96,000
                            -----------      -------------     -------------------   ---------------------
Total                           $21,718             $2,540                  $1,868                $767,950
As a Percentage of Net
----------------------
Assets                         0.0091%5           0.0011%5                                        0.0046%6
------


(1)The Vice Chairman of the Board, the chairmen of the audit, management liaison, derivatives, soft dollar brokerage and compensation committees, and Independent Director members of the committees of each Fund receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2)Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3)These figures represent the Fund's share of the estimated annual benefits payable by the INVESCO Complex (excluding INVESCO Global Health Sciences Fund which does not participate in this retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are farther from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

(4)Mr. Chabris retired as a director effective September 30, 1998.

(5)Total as a percentage of the Fund's net assets as of July 31, 1998

(6)Total as a percentage of INVESCO complex's net assets as of December 31, 1998.

      Combination Stock & Bond Funds pays its Independent Directors, Board vice chairman, and committee chairmen and members the fees described above. Combination Stock & Bond Funds also reimburses its Independent Directors for travel expenses incurred in attending meetings. Charles W. Brady, Chairman of the Board, and Mark H. Williamson, President, Chief Executive Officer, and Director, as "interested persons" of Combination Stock & Bond Funds and of other

INVESCO Funds,  receive  compensation  and are  reimbursed  for travel  expenses incurred  in  attending  meetings as  officers  or  employees  of INVESCO or its affiliated companies, but do not receive any director's fees or other compensation from Combination Stock & Bond Funds or other INVESCO Funds for their services as directors.

      The overall direction and supervision of Multi-Asset Allocation Fund is the responsibility of the Board, which has the primary duty of ensuring that Multi-Asset Allocation Fund's general investment policies and programs are adhered to and that Multi-Asset Allocation Fund is properly administered. The officers of Multi-Asset Allocation Fund, all of whom are officers and employees of and paid by INVESCO, are responsible for the day-to-day administration of Multi-Asset Allocation Fund. The investment adviser for Multi-Asset Allocation Fund has the primary responsibility for making investment decisions on behalf of Multi-Asset Allocation Fund. These investment decisions are reviewed by the investment committee of INVESCO.

      All of the officers and directors of Combination Stock & Bond Funds hold comparable positions with the following INVESCO Funds: INVESCO Bonds Funds, Inc. (formerly, INVESCO Income Funds, Inc.), INVESCO Growth Funds, Inc. (formerly INVESCO Growth Fund, Inc.), INVESCO Industrial Income Fund, Inc., INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.), INVESCO Specialty Funds, Inc., INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc. and INVESCO Capital Appreciation Funds, Inc.), INVESCO Tax-Free Income Funds, Inc., and INVESCO Variable Investment Funds, Inc. All of the directors and officers of Combination Stock & Bond Funds also serve as trustees of INVESCO Value Trust and INVESCO Treasurer's Series Trust.

      The Boards of the funds managed by INVESCO, INVESCO Treasurer's Series Trust, and INVESCO Value Trust have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the non-interested directors and trustees of the Funds. Under the Plan, each director or trustee who is not an interested person of the Funds (as defined in Section 2(a)(47) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as director (normally at retirement age 72 or the retirement age of 73 or 74, if the retirement date is extended by the Boards for one or two years, but less than three years) continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his or her retirement. Commencing with any such director's second year of retirement, and commencing with the first year of retirement of any director whose retirement has been extended by the Board for three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the basic retainer and annualized board meeting fees. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Retainer Payments will be made to him or her or to his or her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his or her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the retirement payments will be made to his or her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO, Treasurer's Series Trust, and Value Trust Funds (the "INVESCO Funds") in a manner determined to be fair and equitable by the committee. The Fund began making payments to Mr. Chabris as of October 1, 1998 under the Plan. The Fund has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. The deferred amounts, once the amount that has been deferred totals at least $100, are invested in shares of all of the INVESCO Funds. Each Independent Director is, therefore, an indirect owner of shares of each INVESCO Fund, in addition to any Fund shares that may be owned directly.

REQUIRED VOTE. Election of each nominee as a director of Combination Stock & Bond Funds requires the vote of a plurality of all the outstanding shares of Multi-Asset Allocation Fund present at the Meeting, and of the outstanding shares of Balanced Fund present at a concurrent meeting of the shareholders of Balanced Fund, in person or by proxy, taken in the aggregate.

 THE BOARD, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT
          SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES IN PROPOSAL 3

            PROPOSAL 4. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTANTS OF MULTI-ASSET ALLOCATION FUND

      The Board, including all of its Independent Directors, has selected PricewaterhouseCoopers LLP to continue to serve as independent accountants of Multi-Asset Allocation Fund, subject to ratification by Multi-Asset Allocation Fund's shareholders. PricewaterhouseCoopers LLP has no direct financial interest or material indirect financial interest in Multi-Asset Allocation Fund. Representatives of PricewaterhouseCoopers LLP are not expected to attend the Meeting, but have been given the opportunity to make a statement if they so desire, and will be available should any matter arise requiring their presence.

      The independent accountants examine annual financial statements for Multi-Asset Allocation Fund and provide other audit and tax-related services. In recommending the selection of PricewaterhouseCoopers LLP, the directors reviewed the nature and scope of the services to be provided (including non-audit services) and whether the performance of such services would affect the accountants' independence.

REQUIRED VOTE. Approval of Proposal 4 requires the affirmative vote of a majority of the votes present at the Meeting, provided a quorum is present.

 THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" PROPOSAL 4

                                OTHER BUSINESS

      The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.

   INFORMATION CONCERNING ADVISER, SUB-ADVISER, DISTRIBUTOR AND AFFILIATED
                                  COMPANIES

      INVESCO, a Delaware corporation, serves as Multi-Asset Allocation Fund's investment adviser, and provides other services to Multi-Asset Allocation Fund and Combination Stock & Bond Funds. IDI, a Delaware corporation that serves as Multi-Asset Allocation Fund's distributor, is a wholly owned subsidiary of INVESCO. IMR, a Massachusetts corporation, serves as Multi-Asset Allocation Fund's sub-adviser. INVESCO is a wholly owned subsidiary of INVESCO North American Holdings, Inc. ("INAH"), 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. INAH is an indirect wholly owned subsidiary of AMVESCAP PLC.1 The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England. INVESCO's and IDI's offices are located at 7800 East Union Avenue, Denver, Colorado 80237. IMR's offices are located at 101 Federal Street, Boston, Massachusetts 02110. INVESCO currently serves as investment adviser of 14 open-end investment companies having approximate aggregate net assets in excess of $21.1 billion as of December 31, 1998.

      The principal executive officers and directors of INVESCO and their principal occupations are:

      Mark H. Williamson, Chairman of the Board, President, Chief Executive Officer and Director, also, President and Chief Executive Officer of IDI; Charles P. Mayer, Director and Senior Vice President, also, Senior Vice President and Director of IDI; Ronald L. Grooms, Senior Vice President and
Treasurer of IDI; and Glen A. Payne, Senior Vice President, Secretary and General Counsel, also, Senior Vice President, Secretary and General Counsel of IDI.

      The address of each of the foregoing officers and directors is 7800 East Union Avenue, Denver, Colorado 80237.

      IMR serves as the sub-adviser to Multi-Asset Allocation Fund. IMR is a wholly owned subsidiary of INAH. INVESCO, as investment adviser, has contracted with IMR for providing portfolio investment advisory services to Multi-Asset Allocation Fund. IMR also acts as sub-adviser to the INVESCO Small Company Value Fund of INVESCO Diversified Funds, Inc.

      The principal executive officers and directors of IMR and their principal occupations are:

--------
1 The  intermediary  companies  between  INAH and  AMVESCAP  PLC are as follows:
INVESCO, Inc., INVESCO Group Services, Inc. and INVESCO North American Group, Ltd., each of which is wholly owned by its immediate parent.

      Frank J. Keeler, President and Chief Executive Officer; also, Corporate Secretary of INAH; Frank A. Bisogano, Vice President, Treasurer, and Director and Director of IT Group; Kathleen A. Greenberg, Secretary; A. D. Frazier, Director; also, President and Chief Executive Officer of INVESCO, Inc. and Director of INVESCO Capital Management, INVESCO Realty Advisors, Inc. and
PRIMCO Capital Management; William M. McCarthy, Senior Vice President, Director of Fixed Income and Director; and Robert S. Slotpole, Senior Vice President, Director of Equities and Director.

      The address of each of the foregoing officers and directors is 101 Federal Street, Boston, Massachusetts 02110.

      Pursuant to an Administrative Services Agreement between Combination Stock & Bond Funds and INVESCO, INVESCO provides administrative services to Combination Stock & Bond Funds, including sub-accounting and recordkeeping services and functions. During the fiscal year ended July 31, 1998, Combination Stock & Bond Funds paid INVESCO, which also serves as Combination Stock & Bond Funds' registrar, transfer agent and dividend disbursing agent, total compensation of $536,681 for such services.

                                MISCELLANEOUS

AVAILABLE INFORMATION

      Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance with those requirements files reports, proxy material and other information with the SEC. These reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the Midwest Regional office of the SEC, Northwest Atrium Center, 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC, Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459 at prescribed rates.

LEGAL MATTERS

      Certain legal matters in connection with the issuance of Balanced Fund shares as part of the Reorganization will be passed upon by Balanced Fund's counsel, Kirkpatrick & Lockhart LLP.

EXPERTS

      The audited financial statements of Balanced Fund and Multi-Asset Allocation Fund, incorporated herein by reference and incorporated by reference or included in their Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent accountants for the Funds, whose reports thereon are included in the Funds' Annual Reports to Shareholders for the fiscal year ended July 31, 1998. The financial statements audited by
PricewaterhouseCoopers LLP have been incorporated herein by reference in reliance on their reports given on their authority as experts in auditing and accounting matters.

                                   APPENDIX A


                     PLAN OF REORGANIZATION AND TERMINATION
                     --------------------------------------


      THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is made by INVESCO Combination Stock & Bond Funds, Inc., a Maryland corporation ("Corporation"), on behalf of INVESCO Multi-Asset Allocation Fund ("Target") and INVESCO Balanced Fund ("Acquiring Fund"), and is effective as of the date of its adoption by Corporation's board of directors. (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.") Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of State of Maryland. Each Fund is a duly established and designated segregated portfolio of assets ("series") of Corporation.

      This Plan is intended to be, and is adopted as, a plan of a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). The reorganization will involve the transfer to Acquiring Fund of Target's assets in exchange solely for voting shares of common stock in Acquiring Fund, par value $0.01 per share ("Acquiring Fund Shares"), and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares PRO RATA to the holders of shares of common stock in Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the "Reorganization."

      Each Fund issues a single class of shares, which are substantially similar to each other. Each Fund's shares (1) are offered at net asset value ("NAV") and
(2) are subject to a service fee at the annual rate of 0.25% of its net assets imposed pursuant to a plan of distribution adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, as amended ("1940 Act").

1.    THE REORGANIZATION
      ------------------

      1.1. Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

      (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares, determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the NAV of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

      (b) assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

      1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known Liabilities before the Effective Time.

      1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. Such distribution shall be accomplished by Acquiring Fund's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within twelve months after the Effective Time, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.    VALUATION
      ---------

      2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

      2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and statement of additional information.

      2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of INVESCO Funds Group, Inc. ("INVESCO").

3.    CLOSING AND EFFECTIVE TIME
      --------------------------

      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at Corporation's principal office on June 11, 1999, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

      3.2. Corporation's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately following the Closing, does or will conform to such information on Target's books immediately before the Closing. Corporation's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3. Corporation's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names.

4.    CONDITIONS
      ----------

      Each Fund's obligations hereunder are subject to satisfaction of each condition indicated in this section 4 as being applicable to it either at the time stated therein or, if no time is so stated, at or before (and continuing through) the Effective Time:

      4.1. CONDITIONS TO EACH FUND'S OBLIGATIONS:

          4.1.1. This Plan and the transactions contemplated hereby shall have been approved by Target's shareholders in accordance with applicable law;

          4.1.2. The aggregate fair market value of the Acquiring Fund Shares, when received by the Shareholders, will be approximately equal to the aggregate fair market value of their Target Shares constructively surrendered in exchange therefor;

          4.1.3. Corporation's management (a) is unaware of any plan or intention of Shareholders to redeem or otherwise dispose of any portion of the Acquiring Fund Shares to be received by them in the Reorganization and
      (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company. Consequently, Corporation's management expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS. Nor does Corporation's management anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

          4.1.4. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          4.1.5. Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto (in addition to the assets and liabilities Acquiring Fund then held or was subject to), plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

          4.1.6. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

          4.1.7. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

          4.1.8. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions not made as part of the Reorganization and (b) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets thereof held immediately before the Reorganization;

          4.1.9. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

          4.1.10. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" of Acquiring Fund within the meaning of section 304(c) of the Code;

          4.1.11. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses"); and

          4.1.12. Corporation shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel"), addressed to and in form and substance satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this section 4 (and treat them as representations by Corporation to Counsel) and may rely as to any factual matters, exclusively and without independent verification, on such representations and any other representations made to Counsel by responsible officers of Corporation. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

              4.1.12.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for the Shareholders' Target Shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

              4.1.12.2. Target will recognize no gain or loss on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

              4.1.12.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

              4.1.12.4. Acquiring Fund's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

              4.1.12.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

              4.1.12.6. A Shareholder's aggregate basis for the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis for its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

      Notwithstanding subparagraphs 4.1.12.2 and 4.1.12.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      4.2.  CONDITIONS TO ACQUIRING FUND'S OBLIGATIONS:
            ------------------------------------------

          4.2.1. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

          4.2.2. The Liabilities were incurred by Target in the ordinary course of its business;

          4.2.3. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

          4.2.4. Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

          4.2.5. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

          4.2.6. Target will be terminated as soon as reasonably practicable after the Effective Time, but in all events within twelve months thereafter.

      4.3.  CONDITIONS TO TARGET'S OBLIGATIONS:
            ----------------------------------

          4.3.1.  No  consideration   other  than  Acquiring  Fund  Shares  (and
      Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          4.3.2. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

          4.3.3. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

          4.3.4. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of that business;

          4.3.5. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Income Tax Regulations under the Code), (b) use a significant portion of Target's historic business assets (within the meaning of section 1.368-1(d)(3) of the Income Tax Regulations under the Code) in a business, (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and
      (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

          4.3.6. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

          4.3.7. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

          4.3.8. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it at any time during the past five years directly or indirectly owned, any shares of Target.

5.    EXPENSES
      --------

            Except as otherwise provided herein, 50% of the total Reorganization Expenses will be borne by INVESCO and the remaining 50% will be borne partly by each Fund.

6.    TERMINATION
      -----------

            Corporation's board of directors may terminate this Plan and abandon the Reorganization at any time prior to the Closing if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

7.    GOVERNING LAW
      -------------

            This Plan shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

                                                                      APPENDIX B
                                                                      ----------
                             PRINCIPAL SHAREHOLDERS
                             ----------------------

      As of October 31, 1998, the following entities held more than 5% of each Fund's outstanding equity securities:

                                           NATURE OF                    COMBINED
                                           OWNERSHIP         $ OWNED      FUND%
                                           ---------         -------      -----
BALANCED FUND
-------------
Charles Schwab & Co. Inc.
Special Custody Account for the
    Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA   94104-4122

Saxon & Co. Trust
P.O. Box 7780-1888
Philadelphia, PA  19182-0001


MULTI-ASSET ALLOCATION FUND
---------------------------
Charles Schwab & Co., Inc.
Special Custody Account for the
    Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA   94104-4122

Jefferson-Pilot Financial
Separate Account B
One Granite Place
Concord, NH  03301-3258

INVESCO Trust Co.
981 Powell Ave., SW
Renton, WA  98055-2908

                       INVESCO MULTI-ASSET ALLOCATION FUND

                              INVESCO BALANCED FUND
        (EACH A SERIES OF INVESCO COMBINATION STOCK & BOND FUNDS, INC. (FORMERLY INVESCO FLEXIBLE FUNDS, INC., FORMERLY INVESCO MULTIPLE ASSET
                                  FUNDS, INC.))

                              7800 E. UNION AVENUE
                             DENVER, COLORADO 80237

                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information relates specifically to the proposed Reorganization whereby INVESCO Balanced Fund ("Balanced Fund") would acquire the assets of INVESCO Multi-Asset Allocation Fund ("Multi-Asset Allocation Fund") in exchange solely for shares of Balanced Fund and the assumption by Balanced Fund of Multi-Asset Allocation Fund's liabilities. This Statement of Additional Information consists of this cover page and the following described documents, each of which is incorporated by reference herein:

      (1) The Statement of Additional Information of Balanced Fund, dated December 1, 1998.

      (2) The Statement of Additional Information of Multi-Asset Allocation Fund, dated December 1, 1998.

      (3) The Annual Report to Shareholders of Balanced Fund for the fiscal year ended July 31, 1998.

      (4) The Annual Report to Shareholders of Multi-Asset Allocation Fund for the fiscal year ended July 31, 1998.

      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated March __, 1999 relating to the above-referenced matter. A copy of the Prospectus/Proxy Statement may be obtained by calling toll-free 1-800-646-8372. This Statement of Additional Information is dated March __, 1999.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.

      Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16 (1) below. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 16.  Exhibits

   Exhibit
   Number     Description
   ------     -----------

    (1)        (a)   Articles of Incorporation (Charter).(1)

               (b) Articles of Amendment of Articles of Incorporation dated September 8, 1998.(3)

               (c) Articles of Amendment of Articles of Incorporation dated October 28, 1998 (filed herewith).

    (2)        Bylaws dated August 19, 1993.(1)

    (3)        Not applicable.

    (4) A copy of the form of the Plan of Reorganization and Termination is included in the Prospectus/Proxy Statement as Appendix A thereto, and is incorporated by reference herein.

    (5) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV, VI and VIII of the Articles of Incorporation and Articles I, II, V, VI, VII, VIII, IX and X of the By-laws.

    (6)        (a)  Investment   Advisory   Agreement  between   Registrant  and
                    INVESCO Funds Group, Inc. dated February 28, 1997.(2)

               (b)  Sub-Advisory  Agreement  between  INVESCO Funds Group,  Inc.
                    and   INVESCO    Management   &   Research,    Inc.    dated
                    February 28, 1997.(2)

   Exhibit
   Number     Description
   ------     -----------

    (7)        (a)  General   Distribution   Agreement  between  Registrant  and
                    INVESCO Funds Group, Inc. dated February 28, 1997.(2)

               (b)  General   Distribution   Agreement  between  Registrant  and
                    INVESCO Distributors, Inc. dated September 30, 1997.(2)

    (8)        (a)  Defined    Benefit    Deferred    Compensation    Plan   for
                    Non-Interested Directors and Trustees.(3)

               (b)  Form   of   Amended    Defined    Compensation    Plan   for
                    Non-Interested Directors and Trustees.(3)

    (9)        (a)  Custody Agreement  between  Registrant and State Street Bank and Trust Company dated October 20, 1993.(1)

               (b)  Amendment to Custody Agreement dated October 25, 1995.(1)

               (c)  Data Access  ervices  Addendum dated May 19, 1997.(2)

    (10)       (a)  Plan  and  Agreement of  Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 20, 1993.(1)

               (b) Amendment of Plan and Agreement of Distribution pursuant to 12b-1 under the Investment Company Act of 1940 dated July 19, 1995.(2)

               (c) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January 1, 1997.(2)

               (d) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated September 30, 1997.(2)

    (11) Opinion and Consent of Kirkpatrick & Lockhart LLP as to the legality of the securities being registered (filed herewith).

    (12)       (a)  Opinion and Consent of  Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Multi-Asset Allocation Fund (to be filed).

               (b) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Balanced Fund (to be filed).

    (13)       (a)  Administrative  Services  Agreement  between  Registrant and
                    INVESCO Funds Group, Inc. dated February 28, 1997.(2)

               (b) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.2

   Exhibit
   Number     Description
   ------     -----------

    (14)       Consent of PricewaterhouseCoopers LLP (filed herewith).

    (15)       Financial Statements omitted from Part B - None.

    (16) Powers of Attorney - incorporated by reference to Powers of Attorney filed with the Securities and Exchange Commission on October 4, 1993, November 24, 1993, September 20, 1995, November 27,1996 and November 24, 1997.

    (17)       Additional Exhibits.  Form of Proxy (filed herewith).

1 Incorporated herein by reference to Post-Effective Amendment No. 4 filed on November 27, 1996.
2 Incorporated herein by reference to Post-Effective Amendment No. 5 filed on November 24, 1997.
3 Incorporated herein by reference to Post-Effective Amendment No. 6 filed on September 29, 1998.

Item 17.  Undertakings.

      (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant, in the City of Denver and the State of Colorado, on this 22nd day of January 1999.


Attest:                             INVESCO Combination Stock & Bond Funds, Inc.
                                    (formerly INVESCO Flexible Funds, Inc.,
                                    formerly INVESCO Multiple Asset Funds, Inc.)

/s/ Glen A. Payne                   By: /s/ Mark H. Williamson
----------------------                  ----------------------------
Glen A. Payne                               Mark H. Williamson
Secretary                                   President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                     Title                  Date
---------                                     -----                  ----

/s/ Mark H. Williamson              President, Director        January 22, 1999
------------------------------      and Chief Executive
Mark H. Williamson                  Officer

/s/ Ronald L. Grooms                Treasurer and Chief        January 22, 1999
------------------------------      Financial and Accounting
Ronald L. Grooms                    Officer

------------------------------      Director                   January 22, 1999
Victor L. Andrews*

------------------------------      Director                   January 22, 1999
Bob R. Baker*

------------------------------      Director                   January 22, 1999
Charles W. Brady*

------------------------------      Director                   January 22, 1999
Wendy L. Gramm*

------------------------------      Director                   January 22, 1999
Lawrence H. Budner*

Signature                                     Title                  Date
---------                                     -----                  ----

------------------------------      Director                   January 22, 1999
Fred A. Deering*

------------------------------      Director                   January 22, 1999
Larry Soll*

------------------------------      Director                   January 22, 1999
Kenneth T. King*

------------------------------      Director                   January 22, 1999
John W. McIntyre*

By  * ------------------------
        Edward F. O'Keefe
        Attorney in Fact

By  */s/ Glen A. Payne                                         January 22, 1999
     -------------------------
        Glen A. Payne
        Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement on Form N-14 of the Registrant on behalf of the above-named directors and officers of the Registrant (with the exception of Drs Soll and Gramm) have been filed with the Securities and Exchange Commission on October 4, 1993, November 24, 1993, September 20, 1995, November 27, 1996 and November 24, 1997, respectively.

                                  EXHIBIT INDEX



   Exhibit
   Number     Description
   ------     -----------

    (1)        (a)   Articles of Incorporation (Charter).(1)

               (b) Articles of Amendment of Articles of Incorporation dated September 8, 1998.(3)

               (c) Articles of Amendment of Articles of Incorporation dated October 28, 1998 (filed herewith).

    (2)        Bylaws dated August 19, 1993.(1)

    (3)        Not applicable.

    (4) A copy of the form of the Plan of Reorganization and Termination is included in the Prospectus/Proxy Statement as Appendix A thereto, and is incorporated by reference herein.

    (5) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV, VI and VIII of the Articles of Incorporation and Articles I, II, V, VI, VII, VIII, IX and X of the By-laws.

    (6)        (a)  Investment   Advisory   Agreement  between   Registrant  and
                    INVESCO Funds Group, Inc. dated February 28, 1997.(2)

               (b)  Sub-Advisory  Agreement  between  INVESCO Funds Group,  Inc.
                    and   INVESCO    Management   &   Research,    Inc.    dated
                    February 28, 1997.(2)

    (7)        (a)  General   Distribution   Agreement  between  Registrant  and
                    INVESCO Funds Group, Inc. dated February 28, 1997.(2)

               (b)  General   Distribution   Agreement  between  Registrant  and
                    INVESCO Distributors, Inc. dated September 30, 1997.(2)

    (8)        (a)  Defined    Benefit    Deferred    Compensation    Plan   for
                    Non-Interested Directors and Trustees.(3)

               (b)  Form   of   Amended    Defined    Compensation    Plan   for
                    Non-Interested Directors and Trustees.(3)

    (9)        (a)  Custody Agreement  between  Registrant and State Street Bank and Trust Company dated October 20, 1993.(1)

               (b)  Amendment to Custody Agreement dated October 25, 1995.(1)

   Exhibit
   Number     Description
   ------     -----------

               (c)  Data Access  Services  Addendum dated May 19, 1997.(2)

   (10)        (a)  Plan  and  Agreement  of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 20, 1993.(1)

               (b) Amendment of Plan and Agreement of Distribution pursuant to 12b-1 under the Investment Company Act of 1940 dated July 19, 1995.(2)

               (c) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January 1, 1997.(2)

               (d) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated September 30, 1997.(2)

    (11) Opinion and Consent of Kirkpatrick & Lockhart LLP as to the legality of the securities being registered (filed herewith).

    (12)       (a)  Opinion and Consent of  Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Multi-Asset Allocation Fund (to be filed).

               (b) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Balanced Fund (to be filed).

    (13)       (a)  Administrative  Services  Agreement  between  Registrant and
                    INVESCO Funds Group, Inc. dated February 28, 1997.(2)

               (b) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

    (14)       Consent of PricewaterhouseCoopers LLP (filed herewith).

    (15)       Financial Statements omitted from Part B - None.

    (16) Powers of Attorney - incorporated by reference to Powers of Attorney filed with the Securities and Exchange Commission on October 4, 1993, November 24, 1993, September 20, 1995, November 27,1996 and November 24, 1997.

    (17)       Additional Exhibits.  Form of Proxy (filed herewith).

1 Incorporated herein by reference to Post-Effective Amendment No. 4 filed on November 27, 1996.
2 Incorporated herein by reference to Post-Effective Amendment No. 5 filed on November 24, 1997.
3 Incorporated herein by reference to Post-Effective Amendment No. 6 filed on September 29, 1998.